As filed with the Securities and Exchange Commission on October 26, 2018

Securities Act File No. 333-227598

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Pre-Effective Amendment No. 1

Post-Effective Amendment No. [ ]

MEEDER FUNDS

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive

Dublin, Ohio 43017

(Address of Principal Executive Offices) (Zip Code)

(614) 766-7000

(Registrant's Telephone Number, including Area Code)

Robert S. Meeder, Jr., President

Meeder Asset Management, Inc.

P.O. Box 7177, 6125 Memorial Drive,

Dublin, Ohio 43017

(Name and Address of Agent for Service)

Title of securities being registered: Shares of Meeder Dynamic Allocation Fund, a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

MEEDER AGGRESSIVE ALLOCATION FUND

A SERIES OF THE MEEDER FUNDS

6125 Memorial Drive

Dublin, Ohio 43017

September 28, 2018

Dear Shareholder:

The following is important information concerning your investment in the Meeder Funds. You are receiving this Combined Prospectus/Information Statement because you own shares of the Meeder Aggressive Allocation Fund, a fund within the Meeder Funds family of mutual funds (the “Trust”).

The Board of Trustees of the Trust, after careful consideration, has unanimously approved the reorganization of the Aggressive Allocation Fund into the Meeder Dynamic Allocation Fund, which also is a series of the Trust (the “Reorganization”).

The Reorganization does not require your approval, and you are not being asked to vote. Shareholders will not incur a tax event as a result of the merger. The attached Combined Prospectus/Information Statement contains information about the Dynamic Allocation Fund and provides details about the terms and conditions of the Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

The Aggressive Allocation Fund and Dynamic Allocation Fund have the same investment objective and their principal investment strategies are substantially similar. While the Funds use slightly different investment techniques and allocations at times, both Funds primarily seek to provide long-term capital appreciation by investing in a combination of equity and fixed income securities. Currently, the Funds are managed by the same portfolio managers. We anticipate that the Reorganization will result in benefits to the shareholders of the Aggressive Allocation Fund as discussed more fully in the Combined Prospectus/Information Statement. As a general matter, we believe that after the Reorganization, the Dynamic Allocation Fund will provide you with the same investment objective, but with generally lower gross expenses and greater portfolio management efficiencies.

The Plan of Reorganization provides that the Aggressive Allocation Fund will transfer all of its assets and liabilities to the Dynamic Allocation Fund. In exchange for the transfer of these assets and liabilities, the Dynamic Allocation Fund will simultaneously issue shares to the Aggressive Allocation Fund in an amount equal in value to the net asset value of the Aggressive Allocation Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about December 3, 2018 (the “Closing Date”). Immediately after the Reorganization, the Aggressive Allocation Fund will make a liquidating distribution to its shareholders of the Dynamic Allocation Fund shares received, so that a holder of shares in the Aggressive Allocation Fund at the Closing Date of the Reorganization will receive a number of shares of the Dynamic Allocation Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization.

Following the Reorganization, the Aggressive Allocation Fund will cease operations as a separate fund within the Trust. Shareholders of the Aggressive Allocation Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

If you have questions, please contact the Client Services for the Meeder Funds at 1-800-325-3539 or email Meeder Funds at meederfunds@meederinvestment.com.

Sincerely,

Robert S. Meeder, President

Meeder Asset Management, Inc.

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization of the Target Fund into the Survivor Fund and of the information contained in this Combined Prospectus/Information Statement.

Q.	What is this document and why did we send it to you?

A.	This Combined Prospectus/Information Statement provides you with information about a planned reorganization (the “Reorganization”) of the Meeder Aggressive Allocation Fund (the “Target Fund”) into the Meeder Dynamic Allocation Fund (the “Survivor Fund”). Both the Target Fund and the Survivor Fund are series of the Trust. When the Reorganization is completed, your shares of the Target Fund will be exchanged for shares of the Survivor Fund, and the Target Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

You are receiving this Combined Prospectus/Information Statement because you own shares of the Target Fund as of October 15, 2018. The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.	Has the Board of Trustees approved the Reorganization?

A.	Yes, the Board of Trustees of the Trust (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Funds (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders’ interests will be diluted as a result of the Reorganization.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Survivor Fund in the following ways:

(i)	Shareholders of the Target Fund will be invested in an open-end fund with greater net assets, which is expected to result in future operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expenses borne by shareholders of the Combined Fund);

(ii)	The Survivor Fund’s total annual operating expenses are lower than the Target Fund’s;

(iii)	The Survivor Fund has better historical performance as compared to the Target Fund, which provides it with the potential to gather additional assets, thereby benefiting shareholders with increased economies of scale.

Q.	How will the Reorganization affect me as a shareholder?

A.	Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those of the Survivor Fund. You will receive shares of the Survivor Fund equal to the value of the shares you own of the Target Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders.

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Q.	Why is no shareholder action necessary?

A.	Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under (a) Massachusetts state law, (b) the Trust’s Declaration of Trust, or (c) Rule 17a-8 of the 1940 Act.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about December 3, 2018, or as soon as possible thereafter (the “Closing Date”).

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Meeder Asset Management, Inc., each Fund’s investment adviser, except for certain expenses incurred directly by the Trust and not expected to exceed $5,000. The total costs associated with the Reorganization are estimated to be $30,000 and will not have a material effect on the net asset value per share of either Fund.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	The Reorganization is not expected to result in a tax consequence to Target Fund shareholders. In addition, the Trust does not expect any portfolio turnover after the Reorganization apart from transactions expected in the ordinary course of business.

Q.	Can I redeem my shares of the Target Fund before the Reorganization takes place?

A.	Yes. You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. You may incur tax if you redeem your shares. Shares that are held as of Closing Date will be exchanged for shares of the Survivor Fund.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.	Are there differences in front-end sales loads or contingent deferred sales charges?

A.	No. Neither the Target Fund nor the Survivor Fund has a front-end sales load or contingent deferred sales charge.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-800-325-3539. You may also visit our website at www.meederinvestment.com.

Important additional information about the Reorganization is set forth in the accompanying

Combined Prospectus/Information Statement. Please read it carefully.

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INFORMATION STATEMENT FOR

MEEDER AGGRESSIVE ALLOCATION FUND, A SERIES OF MEEDER FUNDS

6125 MEMORIAL DRIVE

DUBLIN, OH 43017

PROSPECTUS FOR

MEEDER DYNAMIC ALLOCATION FUND, A SERIES OF MEEDER FUNDS

6125 MEMORIAL DRIVE

DUBLIN, OH 43017

DATED SEPTEMBER 28, 2018

RELATING TO THE REORGANIZATION OF

MEEDER AGGRESSIVE ALLOCATION FUND

WITH AND INTO

MEEDER DYNAMIC ALLOCATION FUND

EACH A SERIES OF MEEDER FUNDS

This Combined Prospectus/Information Statement is furnished to you as a shareholder of Meeder Aggressive Allocation Fund (the “Target Fund”), a series of Meeder Funds, a Massachusetts business trust (the “Trust”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into Meeder Dynamic Allocation Fund (the “Survivor Fund”), also a series of the Trust (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to the shareholders of the Target Fund.

The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has unanimously approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Survivor Fund pursues an investment objective identical to that of the Target Fund, and the investment strategies of the Funds are similar. Please see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Trust.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

●	the Prospectus for the Target Fund and the Survivor Fund, dated April 30, 2018 (File No. 811-03462) which has previously been sent to shareholders of the Target Fund;

●	the Statement of Additional Information related to the Target Fund and the Survivor Fund, dated April 30, 2018 (File No. 811-03462) which has previously been sent to shareholders of the Target Fund;

●	the Annual Report to shareholders of the Target Fund and the Survivor Fund for the fiscal year ended December 31, 2017 (File No. 811-03462), which has previously been sent to shareholders of the Target Fund;

●	the Amended Annual Report to shareholders of the Target Fund and the Survivor Fund for the fiscal year ended December 31, 2017 (File No. 811-03462), which has previously been sent to shareholders of the Target Fund;

●	the Semi-Annual Report to shareholders of the Target Fund and the Survivor Fund for the fiscal period ended June 30, 2018 (File No. 811-03462), which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at 6125 Memorial Drive, Dublin, Ohio 43201 or by calling toll-free at 1-800-325-3539. They are also available, free of charge, at the Funds’ website at www.meederinvestment.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT NOVEMBER 1, 2018.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

TABLE OF CONTENTS

SUMMARY	4
Investment Objectives and Principal Investment Strategies	5
Principal Investment Risks	7
Fees and Expenses	9
Portfolio Turnover	12
Federal Tax Consequences	12
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	12
COMPARISON OF THE TARGET FUND AND SURVIVOR FUND	12
Comparison of Investment Objectives and Principal Investment Strategies	12
Fundamental Investment Policies	14
Risks of the Funds	14
Performance History	17
Management of the Funds	19
Portfolio Managers	20
Other Service Providers	21
Purchase, Redemption and Pricing Of Fund Shares	22
Frequent Purchases And Redemption of Fund Shares	24
Dividends, Distributions and Taxes	25
INFORMATION RELATING TO THE REORGANIZATION	25
Description of the Reorganization	25
Reasons for the Reorganization	26
Federal Income Taxes	27
Expenses of the Reorganization	27
Continuation of Shareholder Accounts and Plans; Share Certificates	27
OTHER INFORMATION	28
Capitalization	28
Shareholder Information	29
Shareholder Rights and Obligations	30
Shareholder Proposals	30
EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B: FINANCIAL HIGHLIGHTS	B-1

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Trust, organized under the laws of the Commonwealth of Massachusetts, is an open-end management investment company registered with the SEC. The Target Fund and the Survivor Fund are organized as separate series of the Trust. The investment objective of both Funds is to provide long-term capital appreciation.

Meeder Asset Management, Inc. (“Meeder” or “Adviser”) is the investment adviser for the Funds and will serve as the investment adviser for the Survivor Fund. Robert S. Meeder, Jr., Dale W. Smith, Clinton Brewer, David Turner, and Joseph Bell are the portfolio managers for both the Target Fund and the Survivor Fund, and are expected to continue the day-to-day management of the Survivor Fund following the Reorganization.

The Reorganization.

The Proposed Reorganization. The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

●	the transfer of all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

●	the distribution of such shares to the Target Fund’s shareholders; and

●	the termination of the Target Fund as a separate series of the Trust.

If the proposed Reorganization is completed, the Survivor Fund will acquire all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Meeder believes that it is in the best interests of each Fund’s shareholders to merge the Target Fund with the Survivor Fund because (1) the Survivor Fund has an identical investment objective and substantially similar investment strategy as the Target Fund; (2) the Survivor Fund has had better historical performance than the Target Fund; (3) the Survivor Fund has the same management fee as the Target Fund and lower total annual operating expenses; and (4) the Survivor Fund has better prospects for growth and for achieving economies of scale.

In approving the Plan of Reorganization at a meeting held on September 28, 2018, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that (i) the Reorganization is in the best interests of the Target Fund, and (ii) the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review of the proposed Reorganization.

The factors considered by the Board with regard to the Reorganization included, but were not limited to, the following:

●	After the Reorganization, shareholders will be invested in the Survivor Fund, which has an identical investment objective and substantially similar principal investment strategy as the Target Fund;

●	The portfolio managers currently managing each Fund will manage the Survivor Fund following the Reorganization;

●	The fact that the Survivor Fund has outperformed the Target Fund for the one-year, three-year, five-year and ten-year periods ended August 31, 2018;

●	The management fee for both the Target Fund and the Survivor Fund is 0.75% of each Fund’s average daily net assets;

●	The Survivor Fund may achieve certain operating efficiencies in the future from the increased net assets resulting from the Reorganization;

●	The Survivor Fund, as a result of economies of scale, may have an even lower ratio of expenses to average net assets than prior to the Reorganization;

●	The Reorganization is not expected to result in any tax consequence to shareholders;

●	The Funds and their shareholders will not bear any of the costs of the Reorganization;

●	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares;

●	The same Board, including all of the Independent Trustees, will remain after the Reorganization; and

●	There are not material differences in any fundamental policy of both the Target Fund and the Survivor Fund (i.e., no material differences in policies that cannot be changed without a vote of a majority of its outstanding voting securities of either Fund).

The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Massachusetts state law or under the Trust’s declaration of trust.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if, as a result of the Reorganization: (i) no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Trustees of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

The Target and Survivor Funds have identical investment objectives and substantially similar investment strategies. See “Comparison of the Target Fund and the Survivor Fund — Investment Objectives and Principal Investment Strategies” below.

Investment Objectives

The investment objective of each Fund is to seek long-term capital appreciation.

Principal Investment Strategy – Target Fund

The Adviser seeks to achieve the Target Fund’s investment objective, under normal circumstances, by investing primarily in common stocks of small and mid-cap companies, which generally have market capitalizations within the range of companies comprising the Russell 2500 Index. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Guided by the Adviser’s quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund’s investments, which include smaller or newer companies that are more likely to grow, but also more likely to suffer more significant losses compared to larger or more established companies. The Target Fund also invests in fixed income securities. In addition, the Target Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Target Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Target Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Target Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Target Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Target Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Target Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund also may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The Target Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds, and cash in the Target Fund within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Fund’s asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Principal Investment Strategy – Survivor Fund

The Adviser seeks to achieve the Survivor Fund’s investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. The Survivor Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Survivor Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Survivor Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Survivor Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Survivor Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Survivor Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Survivor Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Survivor Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund also may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The Survivor Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Survivor Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Survivor Fund’s asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Both the Target Fund and the Survivor Fund are diversified, which means each Fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of a single issuer.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Principal Investment Risks

Because of their substantially similar investment strategies, the primary risks associated with an investment in the Survivor Fund are substantially similar to those associated with an investment in the Target Fund.

The following risks apply to each of the Fund’s direct investment in securities and derivatives.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Funds to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause each Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. Each Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the Adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. Each Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. Each Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that an issuer will fail to make timely payments of principal or interest, or default on its obligations. Lower-rated securities in which the Funds may invest may be more volatile and may decline more in price in response to negative issuer developments or macroeconomic news than higher rated securities. In addition, as interest rates rise, each Fund’s fixed income investments will typically lose value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. Each Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of each Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because each Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and a Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Market Capitalization Risk. Each Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of each Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging each Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. Each Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund while using a momentum strategy may suffer.

Stock Market Risk. Because each Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in the Adviser’s quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Fund’s performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual Fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay when buying and holding shares of the Funds. The pro forma columns show expenses of the Survivor Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended December 31, 2017. Each Fund’s Retail Class Shares have the same Distribution and/or Service (12b-1) Fee. The Other Expenses for the Target Fund are higher than those of the Survivor Fund. Overall, the total gross operating expense ratios for each share class of the Target Fund are slightly higher than those of the corresponding share classes of the Survivor Fund.

The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended December 31, 2017. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment):

	Aggressive Allocation Fund Institutional Class Shares	Dynamic Allocation Fund Institutional Class Shares	Pro Forma Combined Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price)	0.00%	0.00%	0.00%

	Aggressive Allocation Fund Adviser Class Shares	Dynamic Allocation Fund Adviser Class Shares	Pro Forma Combined Fund Adviser Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price)	0.00%	0.00%	0.00%

	Aggressive Allocation Fund Retail Class Shares	Dynamic Allocation Fund Retail Class Shares	Pro Forma Combined Fund Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price)	0.00%	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Aggressive Allocation Fund Institutional Class Shares	Dynamic Allocation Fund Institutional Class Shares	Pro Forma Combined Fund Institutional Class Shares
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses(3)	0.78%	0.37%	0.36%
Acquired Fund Fees and Expenses(1)	0.05%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.58%	1.18%	1.17%
Fee Waiver(2)	N/A	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	1.08%	1.07%

	Aggressive Allocation Fund Adviser Class Shares	Dynamic Allocation Fund Adviser Class Shares	Pro Forma Combined Fund Adviser Class Shares
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses(3)	1.02%	0.59%	0.58%
Acquired Fund Fees and Expenses(1)	0.05%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.82%	1.40%	1.39%
Fee Waiver(2)	N/A	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	1.82%	1.30%	1.29%

	Aggressive Allocation Fund Retail Class Shares	Dynamic Allocation Fund Retail Class Shares	Pro Forma Combined Fund Retail Class Shares
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other expenses(3)	0.97%	0.58%	0.57%
Acquired Fund Fees and Expenses(1)	0.05%	0.06%	0.06%
Total Annual Fund Operating Expenses	2.02%	1.64%	1.63%
Fee Waiver(2)	N/A	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	2.02%	1.54%	1.53%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Survivor Fund’s Adviser has contractually agreed to waive its management fee in an amount equal to 0.10% of the first $200,000,000 of average daily net assets. The agreement is effective through November 15, 2019 and may not be terminated prior to that date without the consent of the Board of Trustees.

(3)	The Target Fund’s expenses were restated to reflect anticipated expenses for the fiscal year.

EXAMPLES

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes to the fee table is in effect only until the end of the 1-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class	1 Year	3 Years	5 Years	10 Years
Aggressive Allocation Fund	$161	$499	$860	$1,878
Dynamic Allocation Fund	$110	$365	$639	$1,423
Pro Forma - Combined Fund	$109	$362	$634	$1,411

Adviser Class	1 Year	3 Years	5 Years	10 Years
Aggressive Allocation Fund	$185	$573	$985	$2,137
Dynamic Allocation Fund	$132	$433	$756	$1,671
Pro Forma - Combined Fund	$131	$430	$751	$1,660

Retail Class	1 Year	3 Years	5 Years	10 Years
Aggressive Allocation Fund	$205	$634	$1,088	$2,348
Dynamic Allocation Fund	$157	$508	$882	$1,935
Pro Forma - Combined Fund	$156	$504	$877	$1,924

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 253% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 252% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “Purchase, Redemption and Valuation of Shares” below for information regarding the purchase, redemption and valuation of shares.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objectives are identical and their principal investment strategies are substantially similar. The investment objective of both the Target Fund and the Survivor Fund is to provide long-term capital appreciation.

Both the Target Fund and the Survivor Fund invest in a combination of equity and fixed income securities to achieve their respective investment objectives. Under normal circumstances, the Target Fund pursues its investment objective by investing primarily in common stocks of small and mid-cap companies, which generally have market capitalizations within the range of companies comprising the Russell 2500 Index. The Adviser uses an aggressive growth strategy in choosing the Target Fund’s investments, which include smaller or newer companies that are more likely to grow, but also more likely to suffer more significant losses compared to larger or more established companies. The Target Fund also invests in fixed income securities. The Survivor Fund pursues its investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. Under normal circumstances, both Funds will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolios, the Funds may select investments without limitation to market capitalization range or sectors. Under normal circumstances, both Funds will invest 10% to 40% of their respective net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

The table below compares the investment objectives and principal investment strategies of the two Funds:

Aggressive Allocation Fund	Dynamic Allocation Fund
Principal Investment Objective	Principal Investment Objective
The Fund’s investment objective to provide long-term capital appreciation.	The Fund’s investment objective to provide long-term capital appreciation.
Principal Investment Strategies	Principal Investment Strategies
General	General
Under normal circumstances, the Fund pursues its investment objective by investing primarily in common	The Fund pursues its investment objective by investing primarily in common and preferred stocks,

stocks of small and mid-cap companies, which generally have market capitalizations within the range of companies comprising the Russell 2500 Index. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Guided by the Adviser’s quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund’s investments, which include smaller or newer companies that are more likely to grow, but also more likely to suffer more significant losses compared to larger or more established companies. The Fund also invests in fixed income securities. In addition, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.	as well as fixed income securities. The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.
Equity Securities	Equity Securities
Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.	Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.
Fundamental and Technical Analysis	Fundamental and Technical Analysis
When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.	When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.
Fixed Income Securities	Fixed Income Securities
Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any	Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and

credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.	of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.
Asset Allocation	Asset Allocation
The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds, and cash in the Fund within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.	The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

Fundamental Investment Policies

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Funds which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Fund:

1. May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

2. Will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of each Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of each Fund and not more than 10% of the outstanding voting securities of such issuer.

3. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

4. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules on regulations may be amended from time to time;

6. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time; or

8. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Risks of the Funds

The following risks apply to each Fund’s direct investment in securities and derivatives.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Closed-end Fund Risk. Shares of closed-end funds are typically offered to the public in a one-time initial public offering. Thereafter, the value of shares of a closed-end fund are set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that a Fund purchases will ever decrease. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Funds to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies

Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which the Funds invest may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, a Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. A Fund may invest in an underlying fund that invests in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Below investment grade corporate debt obligations are considered speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. Exchange traded funds and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The prices of ETFs and index funds are derived from and based upon the securities held by each fund. Accordingly, the level of risk involved in the purchase or sale of an ETF or index fund is similar to the risk involved in the purchase or sale of traditional common stock. Index funds are also subject to trading halts due to market conditions.

Fixed Income Risk. The Funds may invest in fixed income securities and underlying investments that hold fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Foreign currency fluctuations may also affect the value of foreign investments. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities.

High Yield Risk. Each Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because a Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and a Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Funds may hold mid- and small-capitalization investments, which presents additional risks. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small- and medium-capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established.

Model and Data Risk. Given the complexity of the investments and strategies of each Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Funds bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund while using a momentum strategy may suffer.

Stock Market Risk. Investments in the stock market are a principal risk of the Funds. Funds that invest in equities will fluctuate in value due to changes in general economic and political conditions that may affect the stock market. Daily stock prices can move unpredictably up and down and may be subject to higher risk than other investments such as fixed income securities.

Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in the Adviser’s quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Fund’s performance over time and may generate more taxable short-term gains for shareholders.

Value Stock Risk. The Funds may invest in value stocks, which attempt to buy stocks that are undervalued relative to their earnings compared to other stocks. Undervalued stocks have a risk of never attaining their potential value. This may cause the Funds’ relative performance to suffer.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.

The bar charts show performance of each Fund’s Retail Class shares for each full calendar year since inception. The performance tables compare the performance of each Fund’s Retail Class shares over time to the performance of a broad-based market index. You should be aware that each Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

To obtain performance information up to the most recent month end, call toll free 1-800-325-3539.

Target Fund

Retail Class Annual Total Return

For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	18.70%
Worst Quarter:	4th Quarter 2008	-21.42%

Performance Table

Average Annual Total Returns

For periods ended December 31, 2017

Inception Date – 2/29/2000	One Year	Five Years	Ten Years
Return Before Taxes – Retail Class	12.91%	11.59%	5.55%
Return After Taxes on Distributions – Retail Class	8.74%	9.29%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares – Retail Class	8.28%	8.60%	4.11%
Morningstar Aggressive Target Risk Index (Reflects No Deduction For Fees, Expenses or Taxes)(1)	21.95%	11.61%	6.50%
The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)	21.83%	15.79%	8.50%
Russell 2500 Index (Reflects No Deduction For Fees, Expenses or Taxes)	16.81%	14.33%	9.22%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)(2)	18.69%	11.91%	7.27%

(1)	Effective April 30, 2018, the Fund’s primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.

(2)	The Blended Index is comprised of 70% Russell 2500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Survivor Fund

Retail Class Annual Total Return

For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	17.80%
Worst Quarter:	4th Quarter 2008	-22.27%

Performance Table

Average Annual Total Returns

For periods ended December 31, 2017

Inception Date – 2/29/2000	One Year	Five Years	Ten Years
Return Before Taxes – Retail Class	21.20%	12.85%	5.90%
Return After Taxes on Distributions – Retail Class	17.82%	10.02%	4.52%
Return After Taxes on Distributions and Sale of Fund Shares – Retail Class	13.13%	9.30%	4.23%
Morningstar Aggressive Target Risk Index (Reflects No Deduction For Fees, Expenses or Taxes)(1)	21.95%	11.61%	6.50%
The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)	21.83%	15.79%	8.50%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)(2)	22.19%	12.85%	6.71%

(1)	Effective April 30, 2018, the Fund’s primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.
(2)	The Blended Index is comprised of 70% Russell 2500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Survivor Fund had better performance than the Target Fund over the one-year and five-year periods ended December 31, 2017. Over a longer term, the Survivor Fund outperformed the Target Fund over the ten-year period ended December 31, 2017 and since the inception of the Survivor Fund on February 29, 2000. The accounting survivor of the Reorganization will be the Survivor Fund. As such, the performance history of the Survivor Fund will continue after the closing of the Reorganization.

Management of the Funds

Adviser

Meeder Asset Management, Inc. serves as investment adviser to the Funds. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations, financial intermediaries, and other institutions since 1974. As of September 1, 2018, the Adviser and its affiliates managed, advised, and administered approximately $18 billion in assets. The Adviser has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

Pursuant to an investment advisory contract between the Adviser and the Trust, the Adviser manages both the investment operations of the Funds and the composition of their portfolios, including the purchase, retention, disposition and loan of securities. This investment advisory contract is subject to the supervision of the Funds’ Board and is executed in conformity with the stated objective and policies of the Funds. Under the contract, the Adviser is obligated to keep certain books and records of the Funds. The Adviser also administers the corporate affairs of the Funds, furnishes office facilities and provides ordinary clerical and bookkeeping services that are not being furnished by Huntington National Bank, the Funds’ custodian, or Mutual Funds Service Co., the Funds’ transfer and disbursing agent, fund accounting agent, and administrator. Mutual Funds Service Co. is an affiliate of the Adviser.

Pursuant to an advisory agreement between the Funds and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to the following percentage of the respective Fund’s average daily net assets.

Fund	Management Fee
Meeder Aggressive Allocation Fund (Target Fund)	0.75%
Meeder Dynamic Allocation Fund (Survivor Fund)	0.75%

The Adviser has agreed to contractually reduce its management fee in an amount equal to 0.10% of the first $200,000,000 of average daily net assets of the Survivor Fund. The agreement is effective through November 15, 2019 and may not be terminated prior to that date without the consent of the Board of Trustees. This agreement will continue after the Reorganization and remain in place for the Survivor Fund.

For the fiscal year ended December 31, 2017, the Adviser received a net advisory fee equal to 0.73% of Target Fund’s average daily net assets and 0.68% of Survivor Fund’s average daily net assets. A discussion regarding the basis for the Board of Trustees’ approval of the advisory fee is available in the Funds’ annual shareholder report dated December 31, 2017.

Portfolio Managers

The following portfolio managers, provide day to day management of each Fund’s portfolio holdings, and will continue to manage the Survivor Fund after the Reorganization.

Robert S. Meeder, Jr. Mr. Meeder brings over 33 years of investment industry experience to the Adviser. Mr. Meeder has been President of Adviser since 1991 and has been a member of the team managing the Funds since August 1988. In addition to his executive duties, Mr. Meeder is involved in the development of investment policy and client relationships for the Adviser.

Dale W. Smith, CFA. Mr. Smith is the Co-Chief Investment Officer and has been associated with the Adviser since March 2005. Mr. Smith brings 35 years of financial services experience to the Adviser, with previous positions as Senior Vice President, Financial Services at BISYS Fund Services from 1999 to 2004 and Senior Vice President, Fund Accounting at BISYS Fund Services from 1996 to 1999. Mr. Smith has been a member of the team managing the Funds since August 2005.

Clinton Brewer, CFA, CMT. Mr. Brewer is the Co-Chief Investment Officer and has been associated with the Adviser since June 2008. Mr. Brewer brings over 13 years of investment industry experience to the Adviser, with previous positions as a market research analyst with FTN Midwest Research Securities Corp. from 2004 to 2006, a research associate at McDonald Investments from 2006 to 2007 and as a research associate with FTN Midwest Securities Corp. from 2007 to 2008. Mr. Brewer has been a member of the team managing the Funds since June 2008.

David Turner, CFA. Mr. Turner is an Assistant Portfolio Manager and has been associated with the Adviser since April 2016. Mr. Turner brings over five years of investment industry experience to the Adviser, with previous experience as a research analyst at Harbor Capital Advisors and a quality assurance coordinator at The University of Chicago Center for Research in Security Prices. Mr. Turner has been a member of the team managing the Funds since January 2017.

Joseph Bell, CFA. Mr. Bell is an Assistant Portfolio Manager and has been associated with the Adviser since March 2018. Mr. Bell brings 13 years of investment industry experience to the Adviser, with previous experience as a Senior Market Strategist and a Senior Equity Analyst at Schaeffer’s Investment Research. Mr. Bell has been a member of the team managing the Funds since March 2018.

Other Service Providers

The Funds use the same service providers. Adviser Dealer Services, Inc., located at 6125 Memorial Drive, Dublin, Ohio 43017, serves as the principal underwriter and national distributor for the shares of each Fund. The Huntington National Bank, located at 7 Easton Oval, Columbus, Ohio 43219 serves as each Fund’s custodian. Mutual Funds Services Co., located at 6125 Memorial Drive, Dublin, Ohio 43017, serves as each Fund’s administrator, fund accountant, and transfer agent. Information about the Funds’ distributor, administrator and accounting agent, and custodian can be found in the Funds’ Statement of Additional Information under “Other Services”.

Following the Reorganization, the Funds’ current service providers will serve the Survivor Fund.

Purchase, Redemption and Pricing of Fund Shares

The procedures for the purchase, redemption and pricing of each of the Retail Class, Adviser Class, and Institutional Class shares of the Target Fund and the Survivor Fund are identical. Additional information about the purchase, redemption and pricing of the Fund’s shares can be found in each Fund’s prospectus.

Each Fund offers Retail Class, Adviser Class, and Institutional Class.

Retail Class Shares. Retail Class shares of each Fund are available for purchase by the general public and through financial intermediaries, such as brokerage firms, financial advisers, investment advisers, financial planners, banks, insurance companies, and retirement or employee benefit plan administrators that have entered into agreements with the Funds or their agents.

Adviser Class Shares. Adviser Class Shares are offered exclusively through financial intermediaries, such as brokerage firms, financial advisers, investment advisers, financial planners, banks, insurance companies and retirement or employee benefit plan administrators that have entered into agreements with the Funds or their agents. Financial intermediaries may impose eligibility requirements for customers interested in investing in the Funds, including investment minimum requirements, and may charge their customers transaction, investment advisory, or other fees. Adviser Class Shares do not bear 12b-1 Shareholder Distribution Fees, but are subject to a Shareholder Services Fee.

Institutional Class Shares. Institutional Class Shares are available for purchase by institutional investors and individuals who meet the minimum initial investment amount. Institutional Class Shares do not bear 12b-1 Shareholder Distribution Fees, but may be subject to a Shareholder Services Fee. The minimum investment requirement may also be waived for the following shareholders:

●	Employee benefit plans, retirement plans and non-qualified deferred compensation plans that have entered into agreements with the Funds or their agents.

●	Financial intermediaries that purchase shares through omnibus accounts and have entered into agreements with the Funds or their agents to undertake certain shareholder services within the terms of the applicable Shareholder Services Plan.

●	Separately managed accounts and portfolios managed by the Funds’ investment adviser or its affiliates.

●	Investment advisory clients of the Funds’ investment adviser or its affiliates.

●	Individuals and their immediate family members who are employees, directors or officers of the Adviser or its affiliates, or who serve upon or are affiliated with the Board of Trustees.

The trade date for any purchase request received in good order will depend on the day and time the Trust receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your order to purchase shares is priced at the next NAV calculated after your order is received in good order by the Trust; the Trust’s transfer agent, Mutual Funds Service Co.; or a financial intermediary. Only purchase orders received by the Trust or a financial intermediary in good order before 4:00 p.m. Eastern Time will be effective at that day’s NAV.

For purchases by check, if the purchase request is received by the Trust on a business day before the close of regular trading on the NYSE (generally 4:00 p.m. Noon Eastern Time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, the trade date for the purchase will be the second business day after the Trust receives the purchase request.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below. You may request a redemption by mail, telephone or fax. IRA accounts are not redeemable by telephone; an IRA distribution form must be completed and sent to the Meeder Funds. Contact your financial intermediary or call 1-800-325-3539, or (614) 760-2159 to request an IRA distribution form. You may also download a form on our website at www.meederinvestment.com.

By Mail: You may redeem any part of your account by sending a written request to your financial intermediary, if applicable, or to the Trust. The redemption requests sent to the Trust must be initiated by an authorized trader on the account and contain the following information:

●	the Fund name;
●	your account number;
●	your address;
●	the dollar amount or number of shares you wish to redeem;
●	the signature(s) of all registered account owners (refer to account application for signature requirements); and

●	the Federal tax withholding election (for retirement accounts).

The redemption request should be sent to:

Meeder Funds

P.O. Box 7177

Dublin, Ohio 43017

By Telephone: You may redeem shares by telephone by calling 1-800-325-3539, or (614) 760-2159. If you wish to use the telephone redemption procedure, you must select this feature on the New Account Application. Proceeds from telephone transactions will be mailed only to the names(s) and address of record and will only be executed if telephone redemptions are authorized on the account. Shareholders requesting Priority Mail or overnight delivery will be charged for this service. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will employ reasonable measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate security measures are taken, the transfer agent is not responsible for any loss, damage, cost or expenses in acting on such telephone instructions. The Fund may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in reaching us by telephone. If you are unable to reach us by telephone, you may request a redemption by mail or leave a message and a client services representative will return your call promptly. Please do not leave trade instructions on voicemail as these requests will not be honored.

Medallion Signature Guarantee. A signature guarantee may be required when a request is received in writing to redeem shares. A Medallion Signature Guarantee helps protect you against fraud. If your account is held directly with the Funds and you submit your request to the Funds by mail, the Trust may require that your request be made in writing and include a signature guarantee in the following circumstances:

●	You request redemption of shares exceeding $100,000 in value;

●	Your account address was changed within the last 30 days;

●	Your bank account or wire instructions were changed within the last 30 days;

●	You request payment of funds to an address other than the address of record;

●	You request payment of funds to someone other than an account owner;

●	You request transfer of cash or securities to an account with a different registration.

You can obtain a Medallion Signature Guarantee from most banks, broker-dealers, credit unions or savings associations. A notary public cannot provide a signature guarantee. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).

When Redemptions Are Effective. Redemption requests received by the Trust or an authorized financial intermediary before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET.) will be effective that day. Redemption requests received by the Trust or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day. The price you will receive when you redeem your shares will be the NAV next determined after the Trust receives your properly completed redemption request.

The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary or fund may charge a transaction fee to redeem shares.

When Redemptions Are Made. You may receive redemption proceeds by check, ACH, or federal wire transfer. In the event that ACH is impossible or impractical, the redemption proceeds will be sent by mail to the designated account. Amounts withdrawn by mail normally are sent by U.S. mail within one business day after the request is received, and are mailed no later than seven days after receipt of the redemption request. Amounts withdrawn by telephone normally are mailed or wired on the next bank business day following the date of the redemption request. You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the Trust.

ACH Requests. You may request funds to be sent via ACH. The Trust does not charge for this service. The Trust may hold proceeds for shares purchased by ACH up to three days and for shares purchased by check may be as long as ten business days until the purchase amount has been collected. In addition, if shares are purchased by check and there has been a recent address change on the account, the Trust’s transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to ten business days. To eliminate this delay, you may purchase shares of a Fund by certified check or wire.

As a special service, you may arrange to have amounts in excess of $3,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on the New Account Application a bank and bank account number to receive the wired proceeds. The Fund reserves the right to charge $15 a wire at any time. The shareholder may also be charged a similar fee from the receiving bank.

Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians, or other fiduciaries.

If you hold shares in a Trust mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the Fund at the NAV next calculated on the day of the investment.

The Trust expects that it generally will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as noted above. The Trust expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Frequent Purchases and Redemption of Fund Shares

The Trust discourages short-term or excessive trading and will seek to restrict or reject such trading or take other action as the Adviser or the transfer agent determines to be appropriate, in accordance with policies adopted by the Trust’s Board. Depending on various factors, including the size of a Fund, the amount of assets the portfolio managers typically maintain in cash equivalents, and the dollar amount and frequency of trades, short-term or excessive trading may interfere with the efficient management of a Fund’s portfolio, increase a Fund’s transaction costs, administrative costs and taxes, and/or impact Fund performance. Short-term traders seeking to take advantage of possible delays between the change in the value of a Fund’s portfolio holdings and the reflection of the change in the Fund’s NAV, sometimes referred to as “arbitrage market timing,” may, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

The Trust will seek to reduce the risk of short-term trading by selectively reviewing on a continuous basis recent trading activity in order to identify trading activity that may be contrary to this short-term trading policy. If the Trust believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Trust may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur. Alternatively, the Trust may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions, including purchases and/or redemptions by an exchange or transfer between the Funds and any other mutual fund. The Trust’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds. Although this method of reducing the risk of short-term trading involves judgments that are inherently subjective and involve some selectivity in their application, the Trust seeks to make judgments and applications that are consistent with the interests of the Funds’ shareholders. While the Trust cannot guarantee the prevention of all excessive trading and market timing, by making these judgments the Trust believes it is acting in a manner that is in the best interests of shareholders. The Trust’s excessive trading policies generally do not apply to systematic purchases and redemptions.

Dividends, Distributions and Taxes

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income annually and net capital gains annually in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning a Fund’s shares. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of each Fund is December 31. The unaudited consolidated financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement as Exhibit B.

The consolidated financial highlights of the Target Fund and the Survivor Fund are also contained in the Annual Report to shareholders of the Target Fund and Survivor Fund for the fiscal year ended December 31, 2017, which have been audited by Cohen & Company, Ltd., the Funds’ registered independent public accounting firm. The unaudited consolidated financial highlights of the Target Fund and the Survivor Fund are also contained in the Semi-Annual Report to shareholders of the Target Fund and Survivor Fund for the fiscal period ended June 30, 2018. The Annual Report and Semi-Annual Report have been previously sent to shareholders, and are available on request and without charge by writing to the Trust at 6125 Memorial Drive, Dublin, Ohio 43017, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target

Fund’s shares outstanding as of the close of trading on the NYSE on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Trust determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The Board considered a number of factors prior to approving the Reorganization on behalf of the Target Fund, including the following:

●	the recommendations of Meeder Asset Management, Inc. with respect to the Reorganization;

●	the potential efficiencies and economies of scale that are expected to result from the Reorganization;

●	the benefits to shareholders of the Target Fund expected to result from the Reorganization;

●	the fact that Meeder Asset Management, Inc. is bearing all of the expenses in connection with the Reorganization;

●	the annual fund operating expenses and shareholder fees and services that Target Fund shareholders are expected to pay as shareholders of the Survivor Fund after the Reorganization;

●	the fact that the Reorganization would constitute a tax-free reorganization; and

●	the similarities in the investment objectives and principal investment strategies, policies and risks of the Target Fund and the Survivor Fund.

The Board considered that, based on expenses of the Funds as of August 31, 2018, following the Reorganization, Target Fund shareholders would be shareholders in the Survivor Fund that is expected to have higher net assets and a lower total annual fund operating expense ratio. The Board considered that the Survivor Fund has better performance than the Target Fund for the one-, three-, five- and ten-year periods ended August 31, 2018. In addition, the Board considered that the Target Fund has not maintained viable scale and management’s belief that the Target Fund does not have sufficient growth prospects independent of the Survivor Fund.

The Board also considered the expected benefits to Meeder Asset Management, Inc., the investment adviser to the Funds. Meeder Asset Management, Inc. is expected to slightly reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. To the extent that the Reorganization helps to streamline the fund families, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance and generally make the Funds more attractive investment vehicles to the investing public, Meeder Asset Management, Inc. may benefit from increased revenues attributable to an increase in assets.

Federal Income Taxes

The combination of the Target Fund and the Survivor Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If so, neither the Target Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Survivor Fund shares received will be the same as the basis of the Target Fund shares exchanged and the holding period of the Survivor Fund shares received will include the holding period of the Target Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. Nevertheless, the sale of securities by the Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Target Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

At December 31, 2017, neither the Target Fund nor the Survivor Fund had any capital loss carryforwards.

Expenses of the Reorganization

The costs of the Reorganization will be borne by the Adviser, except for certain expenses incurred directly by the Trust and not expected to exceed $5,000.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares in the appropriate share class of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following tables set forth, as of June 30, 2018: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Survivor Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Survivor Fund that actually will be received by Target Fund shareholders.

	Total Net Assets	Shares	Net Asset Value Per Share
Target Fund Institutional Class	$17,450,214	1,634,479	$10.68
Survivor Fund Institutional Class	$93,510,029	8,548,157	$10.94

Pro Forma Share Adjustment
Institutional Class		(39,279)

Pro Forma - Institutional Fund
Survivor Fund Institutional Class	$110,960,243	10,143,357	$10.94

	Total Net Assets	Shares	Net Asset Value Per Share
Target Fund Adviser Class	$1,184,423	111,134	$10.66
Survivor Fund Adviser Class	$10,397,293	949,382	$10.95

Pro Forma Share Adjustment
Adviser Class		(2,984)

Pro Forma - Adviser Fund
Survivor Fund Adviser Class	$11,581,716	1,057,532	$10.95

	Total Net Assets	Shares	Net Asset Value Per Share
Target Fund Retail Class	$7,585,758	712,718	$10.64
Survivor Fund Retail Class	$38,229,512	3,501,189	$10.92

Pro Forma Share Adjustment
Retail Class		(17,988)

Pro Forma - Retail Fund
Survivor Fund Retail Class	$45,815,270	4,195,919	$10.92

Shareholder Information.

As of September 14, 2018, the following persons owned of record 5% or more of a class of the Target Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of the Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval:

Target Fund - Retail Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Nationwide Trust Company, FSB	123,702	18%
Great-West Trust Company LLC FBO Employee Benefits Clients 401K	46,227	7%

Target Fund - Adviser Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
TD Ameritrade Inc. for the Exclusive Benefit of our Clients	104,544	91%
TD Ameritrade Trust Company	10,361	9%

Target Fund - Institutional Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Nationwide Trust Company, FSB	581,544	50%
Carey & Company	296,029	26%
National Financial Services Corporation	130,667	11%

As of September 14, 2018, the following persons owned of record 5% or more of a class of the Survivor Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of the Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval:

Survivor Fund - Retail Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Nationwide Trust Company, FSB	434,244	13%

Survivor Fund - Adviser Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
TD Ameritrade Inc. for the Exclusive Benefit of our Clients	862,805	89%
TD Ameritrade Trust Company	107,424	11%

Survivor Fund - Institutional Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
Nationwide Trust Company, FSB.	2,629,565	24%
TD Ameritrade Inc. for the Exclusive Benefit of our Clients	1,599,427	15%
National Financial Services Corporation For Exclusive Bene Customers	762,934	7%
Matrix Trust Company Customer FBO	760,535	7%
Carey & Company	621,564	6%

Fund Shares Owned by Trustees as of December 31, 2017

Fund	Stuart Allen	Anthony D’Angelo	Jeffrey Provence	Robert S. Meeder, Jr
Target Fund	Over $100,000	$50,001 - $100,000	None	Over $100,000
Survivor Fund	$10,001 - $50,000	Over $100,000	None	Over $100,000

Shareholder Rights and Obligations

Both the Target Fund and the Survivor Fund are series of the Trust, a common law trust organized under the laws of the Commonwealth of Massachusetts. Under the Trust’s declaration of trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each series of the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 6125 Memorial Drive, Dublin, Ohio 43017. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Trust a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of September 28, 2018, between and among MEEDER FUNDS, a Massachusetts business trust, with its principal place of business at 6125 Memorial Drive, Dublin, Ohio 43017 (the “Trust” ), on behalf of the Meeder Aggressive Allocation Fund, a series of the Trust (the “Target Fund”) and on behalf of the Meeder Dynamic Allocation Fund, a series of the Trust (the “Survivor Fund”), and Meeder Asset Management, Inc., adviser to the Target Fund and the Survivor Fund (“Adviser” and, collectively with the Trust, the Target Fund and Survivor, the “Parties”).

WHEREAS, the Target Fund and the Survivor Fund are separate investment series of the Trust;

WHEREAS, the Target Fund owns securities that generally are assets of the character in which the Survivor Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Target Fund, including a majority of the Trustees of the Trust who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), has determined that the reorganization is in the best interest of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the reorganization.

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE Target FUND IN EXCHANGE FOR

Survivor FUND SHARES AND LIQUIDATION OF THE Target FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer to the Survivor Fund all of the Target Fund’s assets as set forth in paragraph 1.2. The Survivor Fund agrees in exchange for the Target Fund’s assets to: (i) deliver to the Target Fund the number of Survivor Fund shares (“Survivor Fund Shares”), including fractional Survivor Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1, and (ii) assume all remaining liabilities of Target Fund as described in paragraph 1.3.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (the “Assets”).

The Target Fund has provided the Survivor Fund with its most recent audited or unaudited financial statements, which contain a list of all of the Assets as of the date thereof. The Target Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses and the payment of distributions and redemption proceeds to shareholders. The Target Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Survivor Fund, acquire any additional securities other than securities of the type in which the Survivor Fund is permitted to invest.

The Target Fund will, prior to the Closing Date, furnish the Survivor Fund with a list of its portfolio securities and other investments. In the event that the Target Fund holds any investments that the Survivor Fund may not hold, the Target Fund, if requested by the Survivor Fund, will dispose of such securities prior to the closing date.

1.3  LIABILITIES TO BE ASSUMED. The Target Fund will, to the extent practicable, discharge all of its known liabilities and obligations prior to the Closing Date. The Survivor Fund will assume all remaining Target Fund liabilities, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4  LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, (i) the Target Fund will liquidate and distribute pro rata to the Target Fund’s shareholders (the “Target Fund Shareholders”) of record, determined as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), the Survivor Fund Shares received by the Target Fund pursuant to paragraph 1.1; and (ii) the Target Fund will thereupon proceed to termination as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Survivor Fund Shares then credited to the account of the Target Fund on the books of the Survivor Fund to open accounts on the share records of the Survivor Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of the Survivor Fund Shares due such Target Fund Shareholders. All issued and outstanding interests of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Survivor Fund shall not issue certificates representing the Survivor Fund Shares in connection with such exchange.

1.5  OWNERSHIP OF SHARES. Ownership of Survivor Fund Shares will be shown on the books of the Survivor Fund’s transfer agent. Shares of the Survivor Fund will be issued in the manner described in the Declaration of Trust and By-Laws of the Trust.

Survivor Fund Shares may be redeemed by Target Fund Shareholders at any time in accordance with the Survivor Fund’s then current prospectus.

1.6  TRANSFER TAXES. Any transfer taxes payable upon issuance of the Survivor Fund shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time, shall as a condition of such issuance and transfer, be paid by the person to whom the Survivor Fund shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Survivor Fund shares shall be paid by the Adviser.

1.7  REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund up to and including the Closing Date.

1.8  TERMINATION. The Target Fund shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and terminate the Target Fund promptly following the Closing Date.

1.9  STATE FILINGS. Promptly following the Closing Date, the Target Fund shall make any filings with the Commonwealth of Massachusetts that may be required under state law to effect the termination of the

Target Fund, and shall file final tax returns with the State of Ohio and elsewhere to the extent required under applicable law.

ARTICLE II

VALUATION

2.1  VALUATION OF ASSETS. The value of the Assets shall be the value of such assets computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Survivor Fund’s then current prospectus.

2.2  VALUATION OF SHARES. For purposes of the reorganization, the net asset value per share of the Survivor Fund shall be determined on the Valuation Date based on the value of the Target Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date divided by the number of outstanding shares.

2.3  SHARES TO BE ISSUED. The number of full and fractional shares to be issued by the Survivor Fund in exchange for the net assets of the Target Fund shall be equal to the number of full and fractional shares of the Target Fund issued and outstanding on the Valuation Date

At the Closing Date (or as soon thereafter as is reasonably practicable), the Target Fund shall distribute the Survivor Fund Shares it receives to its shareholders of record determined at the Closing Date, in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent opening accounts on Survivor Fund’s shareholder records in the names of the shareholders (except shareholders in whose names accounts thereon already exist) and transferring those Survivor Fund Shares to those newly opened and existing accounts. Each shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Survivor Fund Shares due that shareholder, by class (i.e., the account for each shareholder that holds Target Fund Institutional Class shares shall be credited with the respective pro rata number of Survivor Fund Institutional Class shares due that shareholder, the account for each shareholder that holds Target Fund Adviser Class shares shall be credited with the respective pro rata number of Survivor Fund Adviser Class Fund shares due that shareholder and the account for each shareholder that holds Target Fund Retail Class shares shall be credited with the respective pro rata number of Survivor Fund Retail Class shares due that shareholder). The aggregate net asset value (the “NAV”) of Survivor Fund shares to be so credited to each shareholder’s account shall equal the aggregate NAV of the Target Fund shares that shareholder owned at the Closing Date.

2.4  DETERMINATION OF VALUE. All computations of value shall be made in accordance with the Trust’s valuation procedures.

ARTICLE III

CLOSING AND CLOSING DATE

3.1  CLOSING DATE. The Parties shall make respective best efforts to close the reorganization (the “Closing”) on or before December 3, 2018 (the “Closing Date”), unless the parties agree in writing otherwise. All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Trust, or at such other time and/or place as the Parties may agree.

3.2  EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Target Fund shall be closed to trading or trading thereon shall be restricted; or (ii) trading or the reporting of trading on said exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the assets of the Target Fund is impracticable as mutually determined by the parties, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have fully resumed and reporting shall have been restored.

3.3  Target FUND CERTIFICATE. The Trust shall direct its transfer agent to deliver at Closing a certificate verifying the Target Fund’s shareholders’ names and addresses and the number and percentage ownership of outstanding interests owned by each such shareholder immediately prior to the Closing Date. The Survivor Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Trust a confirmation evidencing the Survivor Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Trust that such Survivor Fund Shares have been credited to the Target Fund’s account on the books of the Survivor Fund. At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4  CUSTODIAN’S CERTIFICATE. The Trust shall direct the custodian of the Target Fund’s assets to deliver at the Closing a certificate of an authorized officer stating and verifying that: (i) the Target Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Survivor Fund on the Closing Date; and (ii) all necessary taxes applicable to the Target Fund from its operations, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1  TRUST’S REPRESENTATIONS ON BEHALF OF THE Target FUND. The Trust represents and warrants as follows:

(a)  The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. The Trust is duly registered under 1940 Act as an open-end investment company, and has the power to own all its properties and assets and to carry on its business as described in its current registration statement.

(b)  The Target Fund is a duly established and designated series of the Trust.

(c)  The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board of Trustee’s (the “Board”). This Agreement constitutes a valid and legally binding obligation of the Trust, with respect to the Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other law affecting the rights and remedies of creditors generally and general principles of equity.

(d) The current prospectus and statement of additional information of the Target Fund do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Furthermore, the Target Fund’s current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act.

(e) The Trust, with respect to the Target Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a conflict with or material violation of any provision of Massachusetts law, the Trust’s Declaration of Trust, or By-Laws, or any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound. The reorganization is not the result of any solicitation by a promoter, broker, or investment firm.

(f)  The Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to the Target Fund prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to the Trust’s knowledge, threatened against the Trust, on behalf of the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Trust, on the behalf of the Target Fund, knows of no facts that reasonably form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not under the jurisdiction of a court in a Title 11 of the United States Code or similar case.

(h) The Target Fund shall transfer all Assets (other than Assets sufficient to pay the Target Fund’s accrued expenses and Assets the Survivor Fund may not acquire). Target Fund is not aware of any Target Fund liabilities other than those previously disclosed to Survivor Fund in writing. Expenses incurred as a result of the reorganization by the Target Fund and/or Survivor Fund will be paid by the Adviser.

(i)  Prior to the Closing, the Trust will notify each shareholder of the Target Fund of the plan to reorganize the Target Fund into the Survivor Fund.

(j)  At the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Target Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(k) All of the issued and outstanding interests of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Target Fund interests, nor is there outstanding any security convertible into any of the Target Fund interests.

(l)  At the Closing Date, the Target Fund or its nominee will have good title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Survivor Fund will acquire good title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Survivor Fund and accepted by the Survivor Fund. At the Closing Date, the adjusted basis and fair market value of the Assets will be equal to or exceed the sum of all liabilities to be assumed by the Survivor Fund plus any liabilities to which the Assets are subject. The Target Fund liabilities to be assumed by Survivor Fund were incurred in the ordinary course of business and are associated with the Assets.

(m) The information furnished by the Target Fund for use in the registration statement and other documents that were required to be furnished in connection with the transactions contemplated hereby is accurate and complete in all material respects in light of the circumstances under which it was made.

(n)  The Assets transferred by the Target Fund to the Survivor Fund constitute a diversified portfolio of assets within the meaning Treasury Regulation section 1.351-1(c)(6)(i).

(o)  Since the Target Fund’s inception, substantially all of its assets have consisted of cash; corporate stock; exchange traded funds; notes, bonds, debentures and other evidences of indebtedness; interest rate, currency, or equity notional principal contracts; foreign currencies; and interests in or derivative financial instruments (including options, forward or futures contracts, short positions and similar financial instruments) in any of the foregoing types of assets or in any commodity traded on or subject to the rules of a board of trade or commodity exchange; or any combination of any of the foregoing.

4.2  REPRESENTATIONS OF THE TRUST ON BEHALF OF THE Survivor Fund. The Trust represents and warrants as follows:

(a)  The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. The Trust is duly registered under the 1940 Act as an open-end investment company, and has the power to own all its properties and assets and to carry on its business as described in the current registration statement.

(b) The Survivor Fund is a duly established and designated series of the Trust.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board. This Agreement constitutes a valid and legally binding obligation of the Trust, with respect to the Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other law affecting the rights and remedies of the creditors generally and general principles of equity.

(d) The prospectus and statement of additional information, as of the Closing Date, of the Survivor Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e) The Trust, with respect to the Survivor Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a conflict with or material violation of any provision of Massachusetts law. The Trust’s Declaration of Trust, or By-Laws, or any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound. The reorganization is not the result of the solicitation by a promoter, broker, or investment firm.

(f) Except as otherwise disclosed in writing to the Target Fund and accepted by the Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Survivor Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Survivor Fund to carry out the transactions contemplated by this Agreement. The Trust, on behalf of the Survivor Fund, knows of no facts that reasonably form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The Survivor Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Survivor Fund Shares, and will be fully paid and non assessable.

(h) Immediately, after the Closing Date, the Survivor Fund will not be under the jurisdiction of a court in a Title 11 of the United States Code or similar case.

(i)  The Survivor Fund has no plan or intention to dispose of the Assets other than in the ordinary course of business operations.

(j)  There is no plan or intention on the part of the Survivor Fund to redeem or otherwise reacquire any Survivor Fund Shares to be issued in the reorganization, other than in the ordinary course of business operations as an open-end registered investment company under the 1940 Act.

4.3  REPRESENTATIONS OF THE ADVISER. The Adviser represents and warrants to the Trust as follows:

(a) The Adviser is the investment adviser to both the Target Fund and Survivor Fund and has served as the investment adviser to each since its inception.

(b) The investment policies, objectives, guidelines and restrictions of the Target Fund are in all material respects equivalent to those of the Survivor Fund, and the Adviser will manage the Survivor Fund in a manner that is in all material respects identical to the manner in which the Target Fund has been managed.

ARTICLE V

COVENANTS OF THE Survivor FUND AND THE Target Fund

5.1  OPERATION IN ORDINARY COURSE. The Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distribution of customary distributions, and redemptions.

5.2  ACTIONS BY THE TRUST. The Trust covenants to prepare and file form N-14 in compliance with all applicable federal and state securities laws.

5.3  INVESTMENT REPRESENTATION. The Target Fund covenants that the Survivor Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4  FURTHER ACTION. Subject to the provisions of this Agreement, the Trust will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT

Both Fund’s obligations hereunder shall be subject to (i) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing Date, (ii) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Closing Date, with the same force and effect as if made at that time, and (iii) the following further conditions that, at or before that time:

6.1  All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Survivor Fund shall have delivered to the Target Fund a certificate executed in its name by Trust’s President, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters as the Target Fund shall reasonably request.

6.2  This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust’s Board, on behalf of each Fund.

6.3  All necessary filings shall have been made with the Securities and Exchange Commission (the “Commission”) and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Trust to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) that the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties

6.4  At the Closing Date, no action, suit, or other proceeding shall be pending (or, to Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby.

6.5  At any time before the Closing Date, Trust may waive any of the foregoing conditions if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests

ARTICLE VII

EXPENSES

7.1 Adviser shall bear the expenses associated with the reorganization, except for expenses incurred by Trust counsel to prepare and provide a legal opinion regarding the tax consequences of the proposed reorganization. The reorganization expenses include: (i) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Survivor Fund’s prospectus supplements and the N-14, and printing and distributing the Target Fund’s prospectus and information statement, (ii) legal and accounting fees apart from the tax opinion, (iii) transfer taxes for foreign securities and (iv) any and all incremental Blue Sky fees.

ARTICLE VIII

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

8.1  The Trust, on behalf of the Target Fund and Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of the Trust.

8.2  The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

ARTICLE IX

TERMINATION

9.1  This Agreement may be terminated at any time at or before the Closing Date with respect to the applicable reorganization by resolution of the Board, on behalf either of the Target Fund or the Survivor Fund, if circumstances develop that in the opinion of the Board make proceeding with the Agreement inadvisable with respect to the Transferring or Survivor Fund. Any such termination resolution will be effective when made.

ARTICLE X

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

10.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

10.3 Except as it relates to Trust interpretation and governance matters, this Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

10.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

10.5 With respect to the Target Fund and the Trust, the names used herein refer respectively to the Target Fund and Trust created and, as the case may be, the President and Trustees, as President and Trustees but not individually or personally, to the extent permitted under the laws of the Commonwealth of Massachusetts, acting from time to time under organizational documents of the Trust filed in Massachusetts respectively, which are hereby referred to and are also on file at the principal offices of the Target Fund and Trust. The obligations of each of the Trust, Target Fund and Survivor Fund entered into in the name or on behalf thereof by any of its Trustees, representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or shareholders or representatives of that respective Target Fund, Survivor Fund or Trust personally, but bind only the trust property, and all persons dealing with the Target Fund and the Survivor Fund must look solely to property belonging to the Target Fund and the Survivor Fund for the enforcement of any claims against the Target Fund and the Survivor Fund, respectively, to the extent permitted under the laws of the Commonwealth of Massachusetts.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MEEDER FUNDS

By:	/s/ Robert S. Meeder, Jr.
Name:	Robert S. Meeder, Jr.
Title:	President and Trustee

MEEDER ASSET MANAGEMENT, INC.

By:	/s/ Adam Ness
Name:	Adam Ness
Title:	Chief Financial Officer

Exhibit B

Meeder Aggressive Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Aggressive Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.46	0.03	0.19	0.22	0.00	0.00	0.00	0.00
2017	$10.35	0.10	1.29	1.39	(0.08)	(1.20)	0.00	(1.28)
2016 (6)	$9.53	0.01	0.82	0.83	(0.01)	0.00	0.00	(0.01)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Aggressive Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.68	2.10%	$17,450	0.63%	1.33%	1.53%	1.53%	119%
2017	$10.46	13.52%	$21,139	0.90%	0.94%	1.21%	1.35%	253%
2016 (6)	$10.35	8.73%	$345	0.83%	0.93%	1.25%	1.25%	361%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.
5	Net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.

Meeder Aggressive Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Aggressive Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.45	0.02	0.19	0.21	0.00	0.00	0.00	0.00
2017	$10.35	0.07	1.29	1.36	(0.06)	(1.20)	0.00	(1.26)
2016 (6)	$9.53	0.01	0.82	0.83	(0.01)	0.00	0.00	(0.01)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Aggressive Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.66	2.01%	$1,184	0.40%	1.58%	1.77%	1.77%	119%
2017	$10.45	13.22%	$1,431	0.65%	1.24%	1.45%	1.59%	253%
2016 (6)	$10.35	8.75%	$19	0.85%	0.91%	1.24%	1.24%	361%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

5	Net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.

Meeder Aggressive Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Aggressive Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.45	0.01		0.18	0.19	0.00	0.00	0.00	0.00
2017	$10.34	0.02		1.31	1.33	(0.02)	(1.20)	0.00	(1.22)
2016	$9.64	0.07		0.72	0.79	(0.09)	0.00	0.00	(0.09)
2015	$10.47	0.03		(0.48)	(0.45)	(0.03)	(0.35)	0.00	(0.38)
2014	$10.91	0.00		1.43	1.43	(0.08)	(1.79)	0.00	(1.87)
2013	$8.44	(0.00	)*	2.56	2.56	0.00	(0.09)	0.00	(0.09)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Aggressive Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.64	1.82%	$7,586	0.13%	1.73%	1.95%	1.95%	119%
2017	$10.45	12.91%	$18,732	0.22%	1.50%	1.74%	1.76%	253%
2016	$10.34	8.26%	$45,718	0.77%	1.16%	1.60%	1.63%	361%
2015	$9.64	(4.35%)	$78,211	0.24%	1.18%	1.56%	1.58%	283%
2014	$10.47	13.49%	$84,847	0.00%	1.33%	1.59%	1.60%	239%
2013	$10.91	30.40%	$64,608	(0.03%)	1.35%	1.57%	1.65%	272%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

5	Net investment income per share is based on average shares outstanding during the period.
*	Actual amounts were less than one-half of a cent per share.

Meeder Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.86	0.06	0.06	0.12	(0.04)	0.00	0.00	(0.04)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
2016 (6)	$9.34	0.02	0.43	0.45	(0.02)	(0.05)	0.00	(0.07)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2018	$10.94	1.11%	$93,510	1.06%	0.94%	1.02%	1.12%	142%
2017	$10.86	21.61%	$70,187	1.10%	0.94%	1.05%	1.12%	252%
2016 (6)	$9.72	4.80%	$592	1.33%	0.80%	1.11%	1.11%	369%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

5	Net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.

Meeder Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.88	0.05	0.05	0.10	(0.03)	0.00	0.00	(0.03)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
2016 (6)	$9.34	0.02	0.44	0.46	(0.02)	(0.05)	0.00	(0.07)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2018	$10.95	0.92%	$10,397	0.82%	1.16%	1.25%	1.34%	142%
2017	$10.88	21.42%	$10,140	0.87%	1.16%	1.27%	1.34%	252%
2016 (6)	$9.73	4.89%	$48	1.33%	0.81%	1.12%	1.12%	369%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

5	Net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.

Meeder Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all consolidated dividends and distributions). Except for the information for the six months ended June 30, 2018, which is unaudited, the information for the Fund has been derived from the financial statements audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2017 annual report, which is available upon request.

Financial Highlights

For a Share Outstanding Through the Six Months Ended June 30, 2018 (unaudited) and

Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.85	0.03	0.06	0.09	(0.02)	0.00	0.00	(0.02)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
2016	$9.36	0.10	0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
2015	$10.02	0.05	(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
2014	$10.35	0.04	1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
2013	$8.80	0.02	2.74	2.76	(0.02)	(1.19)	0.00	(1.21)

			Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment	Portfolio Turnover Rate
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2018	$10.92	0.83%	$38,230	0.58%	1.36%	1.45%	1.55%	142%
2017	$10.85	21.20%	$50,570	0.59%	1.39%	1.51%	1.58%	252%
2016	$9.72	5.37%	$118,293	1.04%	1.05%	1.42%	1.56%	369%
2015	$9.36	(3.46%)	$116,559	0.47%	1.19%	1.48%	1.54%	245%
2014	$10.02	12.80%	$141,638	0.40%	1.22%	1.45%	1.54%	230%
2013	$10.35	31.61%	$102,926	0.20%	1.22%	1.39%	1.58%	276%

1	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4	Ratio of net investment income (loss) to average net assets, ratio of net expenses to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions or recoupment of fees are annualized for periods of less than one full year. Total return is not annualized.

5	Net investment income per share is based on average shares outstanding during the period.

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 28, 2018

RELATING TO THE REORGANIZATION OF

MEEDER AGGRESSIVE ALLOCATION FUND

WITH AND INTO

MEEDER DYNAMIC ALLOCATION FUND

each a series of Meeder Funds.

6125 Memorial Drive

Dublin, Ohio 43017

1-800-325-3539

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated September 28, 2018 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Meeder Funds (the “Trust”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Trust, 6125 Memorial Drive, Dublin, Ohio 43017 or by calling 1-800-325-3539. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report. Requests should be directed to the Meeder Funds Trust, 6125 Memorial Drive, Dublin, Ohio 43017 or by calling 1-800-325-3539.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-19
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	B-20

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Trust, is contained in and incorporated by reference to the Statement of Additional Information dated April 30, 2018, as it may be amended and/or supplemented from time to time. Management’s discussion of Fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2017, as amended on June 20, 2018, and the Funds’ unaudited financial statements contained in the Funds Semi-Annual Report for the fiscal period ended June 30, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information.

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of June 30, 2018 using the fees and expenses information as shown in the Combined Prospectus/Information Statement. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

PRO-FORMA STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2018

	Aggressive	Dynamic		Pro Forma
	Allocation	Allocation		Combined
	Fund	Fund	Adjustments	Fund
Assets
Investments, at fair value (1)(2)	$22,502,277	$110,709,616	$0	$133,211,893
Investments in affiliates, at fair value (1)	3,048,076	28,956,306	0	32,004,382
Trustee deferred compensation investments, at fair value	60,294	110,392	0	170,686
Deposits at broker for futures contracts (3)	226,050	1,759,510	0	1,985,560
Receivable for securities sold	340,229	1,678,688	0	2,018,917
Receivable for capital stock issued	505,667	936,964	0	1,442,631
Interest and dividend receivable	33,163	115,370	0	148,533
Receivable from securities lending agent	1	0	0	1
Prepaid expenses/other assets	24,258	27,446	0	51,704
Total Assets	26,740,015	144,294,292	0	171,034,307

Liabilities
Payable for securities purchased	346,116	1,785,025	0	2,131,141
Payable for collateral on securities loaned	55,944	0	0	55,944
Payable for Trustee Deferred Compensation Plan	60,294	110,392	0	170,686
Payable for capital stock redeemed	2,089	52,703	0	54,792
Payable to investment advisor	16,149	75,945	0	92,094
Accrued distribution plan (12b-1) and shareholder service plan fees	17,598	83,119	0	100,717
Accrued transfer agent, fund accounting, CCO, and administrative fees	8,415	29,577	0	37,992
Accrued trustee fees	703	1,916	0	2,619
Other accrued liabilities	12,312	18,781	0	31,093
Total Liabilities	519,620	2,157,458	0	2,677,078

Net Assets	$26,220,395	$142,136,834	$0	$168,357,229

Net Assets
Capital	$21,939,394	$130,906,393	$0	$152,845,787
Accumulated undistributed (distributions in excess of) net investment income	(73,812)	(37,214)	0	(111,026)
Accumulated undistributed net realized gain (loss) from investments and futures contracts	3,027,393	587,108	0	3,614,501
Net unrealized appreciation (depreciation) of investments and futures contracts	1,327,420	10,680,547	0	12,007,967
Total Net Assets	$26,220,395	$142,136,834	$0	$168,357,229

Net Asset Value Per Share
Retail Class
Net Assets	$7,585,758	$38,229,512	$0	$45,815,270
Shares Outstanding	712,718	3,501,189	(17,988)	4,195,919
Net Asset Value, Offering and Redemption Price Per Share	$10.64	$10.92		$10.92

Adviser Class
Net Assets	$1,184,423	$10,397,293	$0	$11,581,716
Shares Outstanding	111,134	949,382	(2,984)	1,057,532
Net Asset Value, Offering and Redemption Price Per Share	$10.66	$10.95		$10.95

Institutional Class
Net Assets	$17,450,214	$93,510,029	$0	$110,960,243
Shares Outstanding	1,634,479	8,548,157	(39,279)	10,143,357
Net Asset Value, Offering and Redemption Price Per Share	$10.68	$10.94		$10.94

(1) Investments and affiliated investments at cost	$24,066,227	$127,854,062	$0	$151,920,289
(2) Fair value of securities loaned included in investments at fair value	$54,314	0	$0	$54,314
(3) Required margin held as collateral for futures contracts	$178,400	$1,406,500	$0	$1,584,900

The accompanying notes are an integral part of these financial statements.

PRO-FORMA CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

For the Twelve Months Ended June 30, 2018

	Aggressive Allocation Fund	Dynamic Allocation Fund	Adjustments	Pro Forma Combined Fund
Investment Income
Interest	$9,448	$16,486	$0	$25,934
Income from affiliates	69,743	339,265	0	409,008
Dividends	482,745	2,202,831	0	2,685,576
Total Investment Income	561,936	2,558,582	0	3,120,518

Fund Expenses
Investment advisor	256,160	996,895	0	1,253,055
Transfer agent - Retail Class	18,118	63,431	0	81,549
Transfer agent - Adviser Class	1,513	11,640	0	13,153
Transfer agent - Institutional Class	21,356	84,453	0	105,809
Fund accounting	34,330	50,192	(30,771)	53,751
Administrative	34,155	116,321	(6,471)	144,005
Trustee	1,651	7,586	(598)	8,639
Audit	16,043	18,160	(15,600)	18,603
Legal	4,071	4,071	(3,778)	4,364
Custody	2,493	12,142	0	14,635
Printing	1,207	4,635	0	5,842
Distribution plan (12b-1) - Retail Class (1)	37,746	132,148	0	169,894
Shareholder service plan - Retail Class	30,197	105,718	0	135,915
Shareholder service plan - Adviser Class	3,149	24,249	0	27,398
Shareholder service plan - Institutional Class	1,790	15,628	265	17,683
Postage	1,631	11,524	(2,452)	10,703
Registration and filing	62,404	62,793	(68,841)	56,356
Insurance	3,766	11,276	(4,218)	10,824
Chief Compliance Officer	5,794	5,794	(4,770)	6,818
Other	21,230	24,532	(19,941)	25,821
Total Expenses Before Reductions	558,804	1,763,188	(157,176)	2,164,816

Expenses voluntarily reimbursed/waived by investment advisor	(8,514)	0	8,514	0
Expenses contractually reimbursed/waived by investment advisor	0	(132,812)	(34,694)	(167,506)
Commissions recaptured	(84,662)	(137,215)	0	(221,877)
Securities lending credit	(1,886)	(8,359)	0	(10,245)
Transfer agent fees voluntarily waived	(20,863)	0	20,863	0
Net Expenses	442,879	1,484,802	(162,493)	1,765,188

Net Investment Income (Loss)	119,057	1,073,780	162,493	1,355,330

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	3,418,681	6,579,206	0	9,997,887
Net realized gains (losses) from affiliated investments	(1,581)	(3,873)	0	(5,454)
Net realized gains (losses) from futures contracts	1,002,568	1,638,843	0	2,641,411
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	4,419,668	8,214,176	0	12,633,844

Net change in unrealized appreciation (depreciation) of unaffiliated investments	263,211	6,541,180	0	6,804,391
Net change in unrealized appreciation (depreciation) of affiliated investments	383	2,872	0	3,255
Net change in unrealized appreciation (depreciation) of futures contracts	(34,349)	(1,082,488)	0	(1,116,837)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	229,245	5,461,564	0	5,690,809

Net Realized and Unrealized Gain (Loss) from Investments	4,648,913	13,675,740	0	18,324,653

Net Change in Net Assets Resulting from Operations	$4,767,970	$14,749,520	$162,493	$19,679,983

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan.

The accompanying notes are an integral part of these financial statements.

Pro Forma Schedules of Investments

June 30, 2018 (unaudited)

Security Description	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)	Pro Forma Combined Fund % of Net Assets

Common Stocks

Consumer Discretionary							8.5%
Amazon.com, Inc. (2)	-	-	1,489	2,531,002	1,489	2,531,002
AMC Networks, Inc. (2)	600	37,320	867	53,927	1,467	91,247
American Axle & Manufacturing Holdings, Inc. (2)	1,065	16,571	-	-	1,065	16,571
American Eagle Outfitters, Inc.	1,508	35,061	-	-	1,508	35,061
Bed Bath & Beyond, Inc.	1,348	26,859	-	-	1,348	26,859
Best Buy Co., Inc.	-	-	2,353	175,487	2,353	175,487
Big Lots, Inc. (3)	1,373	57,364	-	-	1,373	57,364
Bloomin' Brands, Inc.	3,369	67,717	-	-	3,369	67,717
Booking Holdings, Inc. (2)	-	-	505	1,023,680	505	1,023,680
Brinker International, Inc.	340	16,184	-	-	340	16,184
Brunswick Corp./DE	-	-	1,666	107,424	1,666	107,424
Burlington Stores, Inc. (2)	297	44,707	901	135,628	1,198	180,335
Carter's, Inc.	-	-	656	71,104	656	71,104
Comcast Corp.	-	-	27,200	892,432	27,200	892,432
Cooper-Standard Holdings, Inc. (2)	80	10,454	-	-	80	10,454
Crocs, Inc. (2)	947	16,677	-	-	947	16,677
Foot Locker, Inc.	231	12,162	297	15,637	528	27,799
Ford Motor Co.	-	-	73,765	816,579	73,765	816,579
Gannett Co., Inc.	5,547	59,353	-	-	5,547	59,353
General Motors Co.	-	-	17,314	682,172	17,314	682,172
Gentex Corp.	1,905	43,853	1,455	33,494	3,360	77,347
Graham Holdings Co.	-	-	51	29,891	51	29,891
Grand Canyon Education, Inc. (2)	624	69,645	-	-	624	69,645
H&R Block, Inc.	-	-	2,159	49,182	2,159	49,182
Home Depot, Inc./The	-	-	2,071	404,052	2,071	404,052
Interpublic Group of Cos., Inc./The	-	-	1,967	46,106	1,967	46,106
John Wiley & Sons, Inc.	815	50,856	1,879	117,250	2,694	168,106
Kohl's Corp.	1,567	114,234	484	35,284	2,051	149,518
Las Vegas Sands Corp.	-	-	10,265	783,835	10,265	783,835
Lear Corp.	906	168,344	2,775	515,623	3,681	683,967
Liberty Expedia Holdings, Inc. (2)	2,142	94,119	2,021	88,803	4,163	182,922
Liberty Media Corp-Liberty SiriusXM (2)	-	-	6,000	272,160	6,000	272,160
Lululemon Athletica, Inc. (2)	267	33,335	968	120,855	1,235	154,190
M/I Homes, Inc. (2)	377	9,983	-	-	377	9,983
Macy's, Inc.	-	-	2,365	88,522	2,365	88,522
MCBC Holdings, Inc. (2)	2,156	62,416	-	-	2,156	62,416
Michael Kors Holdings, Ltd. (2)	1,558	103,763	2,211	147,253	3,769	251,016
MSG Networks, Inc. (2)	81	1,940	-	-	81	1,940
National CineMedia, Inc.	1,097	9,215	-	-	1,097	9,215
Netflix, Inc. (2)	-	-	1,183	463,062	1,183	463,062
New Media Investment Group, Inc.	5,307	98,073	-	-	5,307	98,073
Nexstar Media Group, Inc.	145	10,643	-	-	145	10,643
Nordstrom, Inc.	458	23,715	-	-	458	23,715
NVR, Inc. (2)	53	157,429	38	112,873	91	270,302
Office Depot, Inc.	3,966	10,113	-	-	3,966	10,113
Penn National Gaming, Inc. (2)	1,090	36,613	-	-	1,090	36,613
Pinnacle Entertainment, Inc. (2)	5,435	183,323	-	-	5,435	183,323
PulteGroup, Inc.	366	10,523	7,708	221,605	8,074	232,128
PVH Corp.	-	-	391	58,541	391	58,541
Qurate Retail, Inc. (2)	-	-	693	14,705	693	14,705
Ross Stores, Inc.	-	-	8,091	685,712	8,091	685,712
Sally Beauty Holdings, Inc. (2)	66	1,058	-	-	66	1,058
Shutterfly, Inc. (2)	289	26,019	-	-	289	26,019
Sleep Number Corp. (2)	991	28,759	-	-	991	28,759
Stoneridge, Inc. (2)	1,177	41,360	-	-	1,177	41,360
Taylor Morrison Home Corp. (2)	1,397	29,030	-	-	1,397	29,030
Tenneco, Inc.	1,203	52,884	-	-	1,203	52,884
Thor Industries, Inc.	138	13,440	87	8,473	225	21,913
TJX Cos., Inc./The	-	-	1,336	127,160	1,336	127,160
Toll Brothers, Inc.	-	-	99	3,662	99	3,662
TopBuild Corp. (2)	529	41,442	-	-	529	41,442
Tower International, Inc.	973	30,941	-	-	973	30,941
tronc, Inc. (2)	2,575	44,496	-	-	2,575	44,496
Twenty-First Century Fox, Inc. - Class B	-	-	3,358	165,449	3,358	165,449
Urban Outfitters, Inc. (2)	-	-	930	41,432	930	41,432
Viacom, Inc.	-	-	5,020	151,403	5,020	151,403
Walt Disney Co./The	-	-	8,590	900,318	8,590	900,318
Weight Watchers International, Inc. (2)	6	607	-	-	6	607
World Wrestling Entertainment, Inc.	221	16,093	-	-	221	16,093
Wyndham Destinations, Inc.	-	-	3,269	144,719	3,269	144,719
ZAGG, Inc. (2)	242	4,187	-	-	242	4,187

						14,359,376

Consumer Staples							1.5%
Boston Beer Co., Inc./The (2)	101	30,270	-	-	101	30,270
Flowers Foods, Inc.	4,101	85,424	670	13,956	4,771	99,380
Herbalife Nutrition, Ltd. (2)	2,415	129,734	144	7,736	2,559	137,470
Ingredion, Inc.	133	14,723	-	-	133	14,723
Kroger Co./The	-	-	2,813	80,030	2,813	80,030
Lamb Weston Holdings, Inc.	1,207	82,692	2,214	151,681	3,421	234,373
Medifast, Inc.	308	49,329	-	-	308	49,329
Performance Food Group Co. (2)	4,847	177,885	-	-	4,847	177,885
Sprouts Farmers Market, Inc. (2)	4,045	89,273	-	-	4,045	89,273
Tyson Foods, Inc.	-	-	10,893	749,983	10,893	749,983
US Foods Holding Corp. (2)	2,591	97,992	3,664	138,572	6,255	236,564
USANA Health Sciences, Inc. (2)	683	78,750	-	-	683	78,750
Village Super Market, Inc.	1,290	38,003	-	-	1,290	38,003
Walmart,, Inc..	-	-	6,928	593,383	6,928	593,383

						2,609,416

Energy							6.1%
Abraxas Petroleum Corp. (2)	91	263	-	-	91	263
Anadarko Petroleum Corp.	-	-	6,038	442,284	6,038	442,284
Andeavor	-	-	3,723	488,383	3,723	488,383
Apergy Corp. (2)	-	-	41	1,712	41	1,712
Arch Coal, Inc.	651	51,058	-	-	651	51,058
Cactus, Inc. (2)	770	26,018	-	-	770	26,018
California Resources Corp. (2)	288	13,087	-	-	288	13,087
Chesapeake Energy Corp. (2)	684	3,584	-	-	684	3,584
Chevron Corp.	-	-	8,393	1,061,127	8,393	1,061,127
ConocoPhillips	-	-	14,098	981,503	14,098	981,503
CONSOL Energy, Inc. (2)	-	-	405	15,532	405	15,532
Continental Resources, Inc./OK (2)	-	-	5,894	381,695	5,894	381,695
CVR Energy, Inc.	825	30,517	-	-	825	30,517
Delek US Holdings, Inc.	1,060	53,180	-	-	1,060	53,180
Denbury Resources, Inc. (2)	5,393	25,940	-	-	5,393	25,940
Diamondback Energy, Inc.	294	38,682	-	-	294	38,682
Energen Corp. (2)	830	60,441	1,433	104,351	2,263	164,792
Exxon Mobil Corp.	-	-	14,665	1,213,235	14,665	1,213,235
FTS International, Inc. (2)	1,604	22,841	-	-	1,604	22,841

Security Description	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)	Pro Forma Combined Fund % of Net Assets

Common Stocks

Energy - continued							6.1%
Hallador Energy Co.	303	2,163	-	-	303	2,163
Halliburton Co.	-	-	8,143	366,924	8,143	366,924
HollyFrontier Corp.	1,801	123,242	4,157	284,464	5,958	407,706
Liberty Oilfield Services, Inc. (2)	468	8,761	-	-	468	8,761
Mammoth Energy Services, Inc. (2)	396	13,448	-	-	396	13,448
Marathon Oil Corp.	-	-	12,097	252,343	12,097	252,343
Marathon Petroleum Corp.	-	-	11,498	806,700	11,498	806,700
Matador Resources Co. (2)	267	8,023	-	-	267	8,023
Matrix Service Co. (2)	526	9,652	-	-	526	9,652
Newfield Exploration Co. (2)	738	22,325	-	-	738	22,325
Occidental Petroleum Corp.	-	-	10,937	915,208	10,937	915,208
Overseas Shipholding Group, Inc. (2)	782	3,034	-	-	782	3,034
Par Pacific Holdings, Inc. (2)	4,992	86,761	-	-	4,992	86,761
Parsley Energy, Inc. (2)	688	20,833	-	-	688	20,833
PBF Energy, Inc.	2,422	101,554	4,107	172,207	6,529	273,761
PDC Energy, Inc. (2)	46	2,781	-	-	46	2,781
Peabody Energy Corp.	2,331	106,014	-	-	2,331	106,014
Phillips 66	-	-	7,664	860,744	7,664	860,744
ProPetro Holding Corp. (2)	229	3,591	-	-	229	3,591
RSP Permian, Inc. (2)	1,026	45,165	-	-	1,026	45,165
Valero Energy Corp.	-	-	7,835	868,353	7,835	868,353
W&T Offshore, Inc. (2)	3,721	26,605	-	-	3,721	26,605
Whiting Petroleum Corp. (2)	559	29,470	-	-	559	29,470
WildHorse Resource Development Corp. (2)	1,316	33,374	-	-	1,316	33,374

						10,189,172

Financials							9.4%
Aflac,, Inc..	-	-	18,341	789,030	18,341	789,030
AG Mortgage Investment Trust, Inc.	285	5,355	-	-	285	5,355
Allstate Corp./The	-	-	6,252	570,620	6,252	570,620
American Equity Investment Life Holding Co.	539	19,404	-	-	539	19,404
Arthur J Gallagher & Co.	-	-	397	25,916	397	25,916
BancFirst Corp.	186	11,011	-	-	186	11,011
Bancorp, Inc./The (2)	2,332	24,393	-	-	2,332	24,393
Bank of America Corp.	-	-	57,768	1,628,480	57,768	1,628,480
Bank of NT Butterfield & Son, Ltd./The	3,841	175,611	-	-	3,841	175,611
BankUnited, Inc.	4,506	184,070	806	32,925	5,312	216,995
BB&T Corp.	-	-	16,243	819,297	16,243	819,297
Berkshire Hathaway, Inc. (2)	-	-	10,577	1,974,197	10,577	1,974,197
BOK Financial Corp.	198	18,614	-	-	198	18,614
Brown & Brown, Inc.	-	-	1,824	50,580	1,824	50,580
Cannae Holdings, Inc. (2)	3,742	69,414	-	-	3,742	69,414
Charter Financial Corp./MD	53	1,280	-	-	53	1,280
Cullen/Frost Bankers, Inc.	1,800	194,832	-	-	1,800	194,832
Discover Financial Services	-	-	10,294	724,801	10,294	724,801
Enova International, Inc. (2)	382	13,962	-	-	382	13,962
Evercore, Inc.	438	46,187	-	-	438	46,187
Fifth Third Bancorp	-	-	23,896	685,815	23,896	685,815
First American Financial Corp.	3,580	185,158	4,297	222,241	7,877	407,399
First BanCorp/Puerto Rico (2)	5,371	41,088	-	-	5,371	41,088
First Citizens BancShares, Inc./NC	80	32,264	-	-	80	32,264
FirstCash, Inc.	1,696	152,386	-	-	1,696	152,386
Genworth Financial, Inc. (2)	1,308	5,886	-	-	1,308	5,886
Hamilton Lane, Inc.	243	11,657	-	-	243	11,657
Hanover Insurance Group, Inc./The	-	-	1,201	143,592	1,201	143,592
Infinity Property & Casualty Corp.	221	31,459	-	-	221	31,459
JPMorgan Chase & Co.	-	-	9,686	1,009,281	9,686	1,009,281
Ladder Capital Corp.	11,222	175,288	-	-	11,222	175,288
Lazard, Ltd.	-	-	2,821	137,975	2,821	137,975
LPL Financial Holdings, Inc.	-	-	1,266	82,974	1,266	82,974
MB Financial, Inc.	1,194	55,760	-	-	1,194	55,760
Moelis & Co.	1,535	90,028	-	-	1,535	90,028
Morningstar, Inc.	-	-	887	113,758	887	113,758
National General Holdings Corp.	256	6,740	-	-	256	6,740
New Residential Investment Corp.	10,972	191,900	15,563	272,197	26,535	464,097
NewStar Financial Contingent Value Rights (2)(8)	179	-	-	-	179	-
Northrim BanCorp, Inc.	585	23,137	-	-	585	23,137
OFG Bancorp	1,644	23,098	-	-	1,644	23,098
Oppenheimer Holdings, Inc.	886	24,808	-	-	886	24,808
PacWest Bancorp	3,478	171,883	-	-	3,478	171,883
PennyMac Financial Services, Inc. (2)	602	11,829	-	-	602	11,829
PNC Financial Services Group, Inc./The	-	-	5,021	678,337	5,021	678,337
Popular, Inc.	1,716	77,580	-	-	1,716	77,580
Progressive Corp./The	-	-	13,505	798,821	13,505	798,821
Prudential Financial, Inc.	-	-	8,668	810,545	8,668	810,545
Pzena Investment Management, Inc.	925	8,519	-	-	925	8,519
Regions Financial Corp.	-	-	39,313	698,985	39,313	698,985
Reinsurance Group of America, Inc.	-	-	1,015	135,482	1,015	135,482
Santander Consumer USA Holdings, Inc.	363	6,930	5,258	100,375	5,621	107,305
State Bank Financial Corp.	33	1,102	-	-	33	1,102
Stewart Information Services Corp.	673	28,986	-	-	673	28,986
TCF Financial Corp.	7,261	178,766	5,306	130,634	12,567	309,400
Triumph Bancorp, Inc. (2)	2,263	92,217	-	-	2,263	92,217
Umpqua Holdings Corp.	8,137	183,815	-	-	8,137	183,815
Universal Insurance Holdings, Inc.	2,364	82,976	-	-	2,364	82,976
Walker & Dunlop, Inc.	2,309	128,496	-	-	2,309	128,496
Wells Fargo & Co.	-	-	6,069	336,465	6,069	336,465

						15,761,212

Healthcare							9.7%
Abaxis, Inc.	80	6,641	-	-	80	6,641
AbbVie, Inc.	-	-	7,867	728,878	7,867	728,878
ABIOMED, Inc. (2)	179	73,220	578	236,431	757	309,651
Acorda Therapeutics, Inc. (2)	21	603	-	-	21	603
Alexion Pharmaceuticals, Inc. (2)	-	-	944	117,198	944	117,198
Align Technology, Inc. (2)	-	-	134	45,847	134	45,847
Alkermes PLC (2)	465	19,139	-	-	465	19,139
Alnylam Pharmaceuticals, Inc. (2)	249	24,524	-	-	249	24,524
AMAG Pharmaceuticals, Inc. (2)	867	16,907	-	-	867	16,907
Amgen, Inc.	-	-	5,196	959,130	5,196	959,130
Amneal Pharmaceuticals, Inc. (2)	641	10,519	-	-	641	10,519
Amphastar Pharmaceuticals, Inc. (2)	1,599	24,401	-	-	1,599	24,401
AnaptysBio, Inc. (2)	32	2,273	-	-	32	2,273
Anthem, Inc.	-	-	3,747	891,898	3,747	891,898
Apellis Pharmaceuticals, Inc. (2)	108	2,376	-	-	108	2,376
AquaBounty Technologies, Inc. (2)	-	-	852	2,837	852	2,837
Arena Pharmaceuticals, Inc. (2)	395	17,222	-	-	395	17,222
Array BioPharma, Inc. (2)	442	7,417	-	-	442	7,417
Atara Biotherapeutics, Inc. (2)	113	4,153	-	-	113	4,153
athenahealth, Inc. (2)	123	19,574	-	-	123	19,574
Baxter International, Inc.	-	-	11,193	826,491	11,193	826,491
Biogen, Inc. (2)	-	-	3,121	905,839	3,121	905,839
Bio-Rad Laboratories, Inc. (2)	141	40,684	-	-	141	40,684
Bio-Techne Corp.	137	20,269	-	-	137	20,269
Bluebird Bio, Inc. (2)	165	25,897	-	-	165	25,897
Blueprint Medicines Corp. (2)	61	3,872	-	-	61	3,872
Bruker Corp.	77	2,236	-	-	77	2,236
Cambrex Corp. (2)	266	13,912	-	-	266	13,912
Cantel Medical Corp.	146	14,361	-	-	146	14,361
Cardinal Health, Inc.	-	-	2,498	121,977	2,498	121,977
Catalent, Inc. (2)	4,262	178,535	-	-	4,262	178,535
Catalyst Pharmaceuticals, Inc. (2)	281	877	-	-	281	877
Centene Corp. (2)	-	-	4,733	583,153	4,733	583,153
Cerner Corp. (2)	-	-	7,675	458,888	7,675	458,888

Security Description	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)	Pro Forma Combined Fund % of Net Assets

Common Stocks

Healthcare - continued							9.7%
Charles River Laboratories International, Inc. (2)	134	15,043	-	-	134	15,043
Chemed Corp.	357	114,886	-	-	357	114,886
ChemoCentryx, Inc. (2)	227	2,990	-	-	227	2,990
Collegium Pharmaceutical, Inc. (2)	590	14,072	-	-	590	14,072
Concert Pharmaceuticals, Inc. (2)	462	7,775	-	-	462	7,775
CONMED Corp.	752	55,046	-	-	752	55,046
Corcept Therapeutics, Inc. (2)	1,461	22,967	-	-	1,461	22,967
Cutera, Inc. (2)	70	2,821	-	-	70	2,821
CytomX Therapeutics, Inc. (2)	469	10,721	-	-	469	10,721
Dyax Corp. Contingent Value Rights (2)(8)	7,373	-	-	-	7,373	-
Eagle Pharmaceuticals, Inc./DE (2)	63	4,767	-	-	63	4,767
Editas Medicine, Inc. (2)	188	6,736	-	-	188	6,736
Emergent BioSolutions, Inc. (2)	1,662	83,914	-	-	1,662	83,914
Enanta Pharmaceuticals, Inc. (2)	374	43,347	-	-	374	43,347
Encompass Health Corp.	587	39,752	-	-	587	39,752
Exact Sciences Corp. (2)	164	9,806	-	-	164	9,806
Exelixis, Inc. (2)	3,157	67,939	1,863	40,092	5,020	108,031
Express Scripts Holding Co. (2)	-	-	10,670	823,831	10,670	823,831
Fate Therapeutics, Inc. (2)	176	1,996	-	-	176	1,996
FibroGen, Inc. (2)	62	3,881	-	-	62	3,881
Foundation Medicine, Inc. (2)	51	6,972	-	-	51	6,972
G1 Therapeutics, Inc. (2)	96	4,172	-	-	96	4,172
Genomic Health, Inc. (2)	1,153	58,111	-	-	1,153	58,111
Gilead Sciences, Inc.	-	-	13,684	969,375	13,684	969,375
Global Blood Therapeutics, Inc. (2)	23	1,040	-	-	23	1,040
Globus Medical, Inc. (2)	2,863	144,467	-	-	2,863	144,467
Haemonetics Corp. (2)	1,253	112,369	-	-	1,253	112,369
Halozyme Therapeutics, Inc. (2)	768	12,956	-	-	768	12,956
HCA Healthcare, Inc.	-	-	7,541	773,707	7,541	773,707
Heron Therapeutics, Inc. (2)	59	2,292	-	-	59	2,292
Hill-Rom Holdings, Inc.	1,048	91,532	33	2,882	1,081	94,414
HMS Holdings Corp. (2)	838	18,118	-	-	838	18,118
ICU Medical, Inc. (2)	376	110,412	-	-	376	110,412
ImmunoGen, Inc. (2)	1,681	16,356	-	-	1,681	16,356
Immunomedics, Inc. (2)	632	14,959	-	-	632	14,959
Innoviva, Inc. (2)	1,575	21,735	-	-	1,575	21,735
Inogen, Inc. (2)	156	29,067	-	-	156	29,067
Integer Holdings Corp. (2)	1,216	78,614	-	-	1,216	78,614
Intersect ENT, Inc. (2)	906	33,930	-	-	906	33,930
Iovance Biotherapeutics, Inc. (2)	119	1,523	-	-	119	1,523
Ironwood Pharmaceuticals, Inc. (2)	930	17,782	-	-	930	17,782
Johnson & Johnson	-	-	3,956	480,021	3,956	480,021
LivaNova PLC (2)	60	5,989	-	-	60	5,989
Loxo Oncology, Inc. (2)	141	24,461	-	-	141	24,461
Luminex Corp.	399	11,782	-	-	399	11,782
Madrigal Pharmaceuticals, Inc. (2)	21	5,873	-	-	21	5,873
Mallinckrodt PLC (2)	820	15,301	-	-	820	15,301
Masimo Corp. (2)	364	35,545	-	-	364	35,545
Medtronic PLC	-	-	10,691	915,257	10,691	915,257
Merck & Co., Inc.	-	-	173	10,501	173	10,501
Molina Healthcare, Inc. (2)	207	20,274	-	-	207	20,274
Momenta Pharmaceuticals, Inc. (2)	267	5,460	-	-	267	5,460
MyoKardia, Inc. (2)	180	8,937	-	-	180	8,937
Myriad Genetics, Inc. (2)	1,436	53,663	-	-	1,436	53,663
Nektar Therapeutics (2)	805	39,308	-	-	805	39,308
Neurocrine Biosciences, Inc. (2)	393	38,608	672	66,017	1,065	104,625
Orthofix International NV (2)	1,238	70,343	-	-	1,238	70,343
Pfizer, Inc.	-	-	30,924	1,121,923	30,924	1,121,923
Phibro Animal Health Corp.	951	43,794	-	-	951	43,794
Premier, Inc. (2)	3,352	121,946	6,152	223,810	9,504	345,756
Prestige Brands Holdings, Inc. (2)	52	1,996	-	-	52	1,996
PTC Therapeutics, Inc. (2)	325	10,962	-	-	325	10,962
Quality Systems, Inc. (2)	706	13,767	-	-	706	13,767
Quidel Corp. (2)	358	23,807	-	-	358	23,807
REGENXBIO, Inc. (2)	234	16,790	-	-	234	16,790
ResMed, Inc.	1,058	109,588	-	-	1,058	109,588
Retrophin, Inc. (2)	328	8,941	-	-	328	8,941
Sage Therapeutics, Inc. (2)	275	43,046	-	-	275	43,046
Sangamo Therapeutics, Inc. (2)	181	2,570	-	-	181	2,570
Sarepta Therapeutics, Inc. (2)	275	36,350	46	6,080	321	42,430
Seattle Genetics, Inc. (2)	11	730	-	-	11	730
Spectrum Pharmaceuticals, Inc. (2)	1,235	25,886	-	-	1,235	25,886
STAAR Surgical Co. (2)	340	10,540	-	-	340	10,540
STERIS PLC	33	3,465	-	-	33	3,465
Supernus Pharmaceuticals, Inc. (2)	79	4,728	-	-	79	4,728
Tabula Rasa HealthCare, Inc. (2)	187	11,936	-	-	187	11,936
Tenet Healthcare Corp. (2)	61	2,048	-	-	61	2,048
Titan Pharmaceuticals, Inc. (2)	1,153	1,257	-	-	1,153	1,257
Triple-S Management Corp. (2)	1,248	48,747	-	-	1,248	48,747
United Therapeutics Corp. (2)	748	84,636	955	108,058	1,703	192,694
UnitedHealth Group, Inc.	-	-	5,504	1,350,351	5,504	1,350,351
Universal Health Services, Inc.	-	-	496	55,274	496	55,274
Vanda Pharmaceuticals, Inc. (2)	595	11,335	-	-	595	11,335
Vertex Pharmaceuticals, Inc. (2)	-	-	3,703	629,362	3,703	629,362
WellCare Health Plans, Inc. (2)	786	193,545	434	106,868	1,220	300,413
Xencor, Inc. (2)	231	8,549	-	-	231	8,549
Zoetis, Inc.	-	-	78	6,645	78	6,645

						16,559,602

Industrials							4.5%
Allison Transmission Holdings, Inc.	4,693	190,020	4,159	168,398	8,852	358,418
ArcBest Corp.	447	20,428	-	-	447	20,428
Atkore International Group, Inc. (2)	1,671	34,707	-	-	1,671	34,707
Axon Enterprise, Inc. (2)	109	6,887	-	-	109	6,887
Barrett Business Services, Inc.	82	7,919	-	-	82	7,919
Blue Bird Corp. (2)	541	12,091	-	-	541	12,091
Boeing Co./The	-	-	3,791	1,271,918	3,791	1,271,918
Casella Waste Systems, Inc. (2)	2,046	52,398	-	-	2,046	52,398
Copart, Inc. (2)	2,727	154,239	5,522	312,324	8,249	466,563
CSX Corp.	-	-	1,540	98,221	1,540	98,221
Curtiss-Wright Corp.	723	86,051	-	-	723	86,051
Delta Air Lines, Inc.	-	-	15,887	787,042	15,887	787,042
EMCOR Group, Inc.	688	52,412	-	-	688	52,412
Encore Wire Corp.	60	2,847	-	-	60	2,847
Forward Air Corp.	2,929	173,045	-	-	2,929	173,045
FTI Consulting, Inc. (2)	431	26,067	-	-	431	26,067
Genco Shipping & Trading, Ltd. (2)	316	4,898	-	-	316	4,898
Global Brass & Copper Holdings, Inc.	800	25,080	-	-	800	25,080
H&E Equipment Services, Inc.	746	28,057	-	-	746	28,057
Herman Miller, Inc. (2)	632	21,425	-	-	632	21,425
Hexcel Corp.	164	10,886	-	-	164	10,886
Hillenbrand, Inc.	1,084	51,111	-	-	1,084	51,111
Huntington Ingalls Industries, Inc.	565	122,486	212	45,959	777	168,445
Insperity, Inc.	210	20,003	-	-	210	20,003
JetBlue Airways Corp. (2)	6,030	114,449	3,750	71,175	9,780	185,624
KBR, Inc.	671	12,024	-	-	671	12,024
Kelly Services, Inc.	668	14,997	-	-	668	14,997
Kforce, Inc.	530	18,179	-	-	530	18,179
KLX, Inc. (2)	178	12,798	-	-	178	12,798
LB Foster Co. (2)	484	11,108	-	-	484	11,108
McGrath RentCorp	1,104	69,850	-	-	1,104	69,850
Miller Industries, Inc./TN	15	383	-	-	15	383
MSC Industrial Direct Co., Inc.	79	6,703	-	-	79	6,703
Navigant Consulting, Inc. (2)	734	16,251	-	-	734	16,251
Norfolk Southern Corp.	-	-	4,585	691,739	4,585	691,739

Security Description	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)	Pro Forma Combined Fund % of Net Assets

Common Stocks

Industrials - continued							4.5%
Old Dominion Freight Line, Inc.	948	141,214	44	6,554	992	147,768
Oshkosh Corp.	-	-	848	59,631	848	59,631
Park-Ohio Holdings Corp.	22	821	-	-	22	821
Pitney Bowes, Inc.	1,185	10,155	-	-	1,185	10,155
Proto Labs, Inc. (2)	250	29,738	-	-	250	29,738
Quad/Graphics, Inc.	1,487	30,974	-	-	1,487	30,974
Quanta Services, Inc. (2)	67	2,238	6,422	214,495	6,489	216,733
Robert Half International, Inc.	-	-	1,298	84,500	1,298	84,500
RR Donnelley & Sons Co.	166	956	-	-	166	956
Ryder System, Inc.	631	45,344	-	-	631	45,344
Saia, Inc. (2)	190	15,362	-	-	190	15,362
Spirit AeroSystems Holdings, Inc.	724	62,199	-	-	724	62,199
Systemax, Inc.	485	16,650	-	-	485	16,650
Teledyne Technologies, Inc. (2)	79	15,726	645	128,394	724	144,120
TPI Composites, Inc. (2)	575	16,813	-	-	575	16,813
Triton International, Ltd./Bermuda	63	1,932	-	-	63	1,932
Union Pacific Corp.	-	-	7,617	1,079,177	7,617	1,079,177
United Continental Holdings, Inc. (2)	-	-	3,995	278,571	3,995	278,571
United Rentals, Inc. (2)	476	70,267	-	-	476	70,267
Vectrus, Inc. (2)	1,244	38,340	-	-	1,244	38,340
Vicor Corp. (2)	211	9,189	-	-	211	9,189
WESCO International, Inc. (2)	-	-	205	11,706	205	11,706
WW Grainger, Inc.	-	-	1,030	317,652	1,030	317,652

						7,515,173

Information Technology							16.6%
Accenture PLC	-	-	6,682	1,093,108	6,682	1,093,108
Adobe Systems, Inc. (2)	-	-	4,621	1,126,646	4,621	1,126,646
Akamai Technologies, Inc. (2)	-	-	3,980	291,455	3,980	291,455
Alphabet, Inc. - Class A (2)	-	-	100	112,919	100	112,919
Alphabet, Inc. - Class C (2)	-	-	1,658	1,849,748	1,658	1,849,748
Amkor Technology, Inc. (2)	6,778	58,223	-	-	6,778	58,223
ANSYS, Inc. (2)	402	70,020	-	-	402	70,020
Apple, Inc.	-	-	17,576	3,253,493	17,576	3,253,493
Applied Materials, Inc.	-	-	18,827	869,619	18,827	869,619
ARRIS International PLC (2)	6,461	157,939	-	-	6,461	157,939
Aspen Technology, Inc. (2)	1,955	181,307	-	-	1,955	181,307
Avnet, Inc.	2,533	108,640	-	-	2,533	108,640
Blucora, Inc. (2)	228	8,436	-	-	228	8,436
Booz Allen Hamilton Holding Corp.	800	34,984	3,768	164,775	4,568	199,759
Broadridge Financial Solutions, Inc.	-	-	3,257	374,881	3,257	374,881
CA, Inc.	-	-	10,512	374,753	10,512	374,753
CACI International, Inc. (2)	239	40,283	-	-	239	40,283
CDW Corp./DE	784	63,339	3,299	266,526	4,083	329,865
Ciena Corp. (2)	3,573	94,720	-	-	3,573	94,720
Cisco Systems, Inc.	-	-	17,651	759,523	17,651	759,523
Citrix Systems, Inc. (2)	-	-	5,274	552,926	5,274	552,926
Comtech Telecommunications Corp.	2,218	70,710	-	-	2,218	70,710
Conduent, Inc. (2)	-	-	1,325	24,075	1,325	24,075
DXC Technology Co.	-	-	8,133	655,601	8,133	655,601
Electro Scientific Industries, Inc. (2)	904	14,256	-	-	904	14,256
Etsy, Inc. (2)	1,339	56,492	-	-	1,339	56,492
F5 Networks, Inc. (2)	-	-	453	78,120	453	78,120
Facebook, Inc. (2)	-	-	8,318	1,616,354	8,318	1,616,354
Fair Isaac Corp. (2)	475	91,827	-	-	475	91,827
First Solar, Inc. (2)	493	25,961	247	13,007	740	38,968
Five9, Inc. (2)	31	1,072	-	-	31	1,072
Fortinet, Inc. (2)	2,393	149,395	3,464	216,258	5,857	365,653
GrubHub, Inc. (2)	201	21,087	-	-	201	21,087
HP, Inc.	-	-	33,961	770,575	33,961	770,575
Immersion Corp. (2)	832	12,846	-	-	832	12,846
Intel Corp.	-	-	22,778	1,132,294	22,778	1,132,294
InterDigital, Inc./PA	605	48,945	-	-	605	48,945
International Business Machines Corp.	-	-	5,233	731,050	5,233	731,050
Intuit, Inc.	-	-	4,313	881,167	4,313	881,167
IPG Photonics Corp. (2)	315	69,498	92	20,298	407	89,796
Jabil, Inc.	4,635	128,204	2,787	77,088	7,422	205,292
Lam Research Corp.	-	-	3,773	652,163	3,773	652,163
Marvell Technology Group, Ltd.	4,021	86,210	-	-	4,021	86,210
Mastercard, Inc.	-	-	6,800	1,336,336	6,800	1,336,336
Micron Technology, Inc. (2)	-	-	15,178	795,934	15,178	795,934
Microsoft Corp.	-	-	28,422	2,802,693	28,422	2,802,693
MKS Instruments, Inc.	643	61,535	-	-	643	61,535
Nanometrics, Inc. (2)	425	15,049	-	-	425	15,049
NCR Corp. (2)	583	17,478	-	-	583	17,478
NETGEAR, Inc. (2)	81	5,063	-	-	81	5,063
Nutanix, Inc. (2)	607	31,303	-	-	607	31,303
NVIDIA Corp.	-	-	1,418	335,924	1,418	335,924
ON Semiconductor Corp. (2)	8,031	178,569	13,797	306,776	21,828	485,345
Oracle Corp.	-	-	11,158	491,621	11,158	491,621
Plantronics, Inc.	25	1,906	-	-	25	1,906
Progress Software Corp.	3,031	117,663	-	-	3,031	117,663
Pure Storage, Inc. (2)	468	11,176	-	-	468	11,176
Qualys, Inc. (2)	9	759	-	-	9	759
QuinStreet, Inc. (2)	332	4,216	-	-	332	4,216
Red Hat, Inc. (2)	-	-	5,592	751,397	5,592	751,397
RingCentral, Inc. (2)	1,270	89,345	-	-	1,270	89,345
Rosetta Stone, Inc. (2)	766	12,279	-	-	766	12,279
Science Applications International Corp.	377	30,511	-	-	377	30,511
SMART Global Holdings, Inc. (2)	13	414	-	-	13	414
Stamps.com, Inc. (2)	78	19,738	-	-	78	19,738
Syntel, Inc. (2)	3,506	112,508	-	-	3,506	112,508
Take-Two Interactive Software, Inc. (2)	114	13,493	-	-	114	13,493
Tech Data Corp. (2)	1,216	99,858	-	-	1,216	99,858
TechTarget, Inc. (2)	1,150	32,660	-	-	1,150	32,660
Texas Instruments, Inc.	-	-	3,051	336,373	3,051	336,373
Travelport Worldwide, Ltd.	407	7,546	-	-	407	7,546
Twilio, Inc. (2)	502	28,122	-	-	502	28,122
Unisys Corp. (2)	93	1,200	-	-	93	1,200
Web.com Group, Inc. (2)	96	2,482	-	-	96	2,482
Xcerra Corp. (2)	9,700	135,509	-	-	9,700	135,509
XO Group, Inc. (2)	449	14,368	-	-	449	14,368
Zebra Technologies Corp. (2)	366	52,430	706	101,135	1,072	153,565

						27,908,185

Materials							2.5%
AdvanSix, Inc. (2)	697	25,531	-	-	697	25,531
Alcoa Corp. (2)	1,053	49,365	-	-	1,053	49,365
Avery Dennison Corp.	-	-	839	85,662	839	85,662
Celanese Corp.	-	-	995	110,505	995	110,505
Chemours Co./The	1,173	52,034	2,673	118,574	3,846	170,608
Eagle Materials, Inc.	-	-	1,896	199,023	1,896	199,023
Eastman Chemical Co.	-	-	5,441	543,882	5,441	543,882
Freeport-McMoRan, Inc.	-	-	3,554	61,342	3,554	61,342
Gold Resource Corp.	1,434	9,450	-	-	1,434	9,450
Huntsman Corp.	590	17,228	4,517	131,896	5,107	149,124
Kraton Corp. (2)	1,345	62,058	-	-	1,345	62,058
Kronos Worldwide, Inc.	2,506	56,460	-	-	2,506	56,460
Louisiana-Pacific Corp.	3,527	96,005	-	-	3,527	96,005
LyondellBasell Industries NV	-	-	7,405	813,439	7,405	813,439
Olin Corp.	60	1,723	1,381	39,662	1,441	41,385
Packaging Corp. of America	-	-	1,641	183,447	1,641	183,447
Rayonier Advanced Materials, Inc.	2,021	34,539	-	-	2,021	34,539
Reliance Steel & Aluminum Co.	1,999	174,992	2,721	238,196	4,720	413,188

Security Description	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)	Pro Forma Combined Fund % of Net Assets

Common Stocks

Materials - continued							2.5%
Schnitzer Steel Industries, Inc.	124	4,179	-	-	124	4,179
Steel Dynamics, Inc.	3,806	174,886	4,063	186,695	7,869	361,581
SunCoke Energy, Inc. (2)	378	5,065	-	-	378	5,065
Tredegar Corp.	322	7,567	-	-	322	7,567
Trinseo SA	2,194	155,664	-	-	2,194	155,664
United States Steel Corp.	859	29,850	469	16,298	1,328	46,148
Verso Corp. (2)	796	17,321	-	-	796	17,321
Warrior Met Coal, Inc.	1,377	37,964	-	-	1,377	37,964
Westlake Chemical Corp.	1,358	146,162	1,795	193,196	3,153	339,358
WestRock Co.	-	-	1,662	94,767	1,662	94,767
Worthington Industries, Inc.	103	4,323	-	-	103	4,323

						4,178,950

Real Estate Investment Trust							2.9%
American Tower Corp.	-	-	305	43,972	305	43,972
Brixmor Property Group, Inc.	410	7,146	-	-	410	7,146
CareTrust REIT, Inc.	662	11,049	-	-	662	11,049
Chesapeake Lodging Trust	2,647	83,751	-	-	2,647	83,751
CoreCivic, Inc.	2,991	71,455	1,348	32,204	4,339	103,659
CubeSmart	6,316	203,502	8,379	269,971	14,695	473,473
Essex Property Trust, Inc.	-	-	3,010	719,601	3,010	719,601
GEO Group, Inc./The	2,097	57,751	-	-	2,097	57,751
Gladstone Commercial Corp.	1,566	30,099	-	-	1,566	30,099
Hersha Hospitality Trust	4,807	103,110	-	-	4,807	103,110
Hospitality Properties Trust	2,184	62,484	-	-	2,184	62,484
Host Hotels & Resorts, Inc.	-	-	23,809	501,656	23,809	501,656
Lamar Advertising Co.	2,357	161,007	582	39,756	2,939	200,763
LaSalle Hotel Properties	405	13,863	-	-	405	13,863
Omega Healthcare Investors, Inc.	1,146	35,526	-	-	1,146	35,526
Park Hotels & Resorts, Inc.	1,561	47,813	-	-	1,561	47,813
Pebblebrook Hotel Trust	1,698	65,882	-	-	1,698	65,882
Pennsylvania Real Estate Investment Trust	1,114	12,243	-	-	1,114	12,243
Piedmont Office Realty Trust, Inc.	9,082	181,004	182	3,627	9,264	184,631
PotlatchDeltic Corp.	921	46,833	-	-	921	46,833
PS Business Parks, Inc.	251	32,254	-	-	251	32,254
Public Storage	-	-	2,050	465,063	2,050	465,063
Rayonier, Inc.	1,338	51,767	1,477	57,145	2,815	108,912
Retail Properties of America, Inc.	11,824	151,111	3,408	43,554	15,232	194,665
Ryman Hospitality Properties, Inc.	217	18,044	-	-	217	18,044
Simon Property Group, Inc.	-	-	5,091	866,437	5,091	866,437
Spirit Realty Capital, Inc.	305	2,449	-	-	305	2,449
Tanger Factory Outlet Centers, Inc.	2,689	63,165	999	23,467	3,688	86,632
Tier REIT, Inc.	3,737	88,866	-	-	3,737	88,866
Urstadt Biddle Properties, Inc.	3,420	77,395	-	-	3,420	77,395
Ventas, Inc.	-	-	2,374	135,199	2,374	135,199
Washington Prime Group, Inc.	767	6,220	-	-	767	6,220
Xenia Hotels & Resorts, Inc.	559	13,617	-	-	559	13,617

						4,901,058

Telecommunication Services							1.2%
AT&T, Inc.	-	-	12,566	403,494	12,566	403,494
Frontier Communications Corp.	524	2,809	-	-	524	2,809
Intelsat SA (2)	458	7,630	-	-	458	7,630
Telephone & Data Systems, Inc.	1,197	32,822	1,144	31,368	2,341	64,190
Verizon Communications, Inc.	-	-	28,551	1,436,401	28,551	1,436,401
Vonage Holdings Corp. (2)	2,721	35,074	-	-	2,721	35,074

						1,949,598

Utilities							2.2%
Avangrid, Inc.	-	-	806	42,662	806	42,662
CenterPoint Energy, Inc.	-	-	13,053	361,699	13,053	361,699
Consolidated Water Co., Ltd.	12	155	-	-	12	155
Evergy, Inc.	-	-	2,707	151,998	2,707	151,998
Exelon Corp.	-	-	19,886	847,144	19,886	847,144
MDU Resources Group, Inc.	6,666	191,181	13,127	376,482	19,793	567,663
New Jersey Resources Corp.	1,725	77,194	-	-	1,725	77,194
NextEra Energy, Inc.	-	-	5,737	958,251	5,737	958,251
NRG Energy, Inc.	902	27,691	-	-	902	27,691
OGE Energy Corp.	-	-	560	19,718	560	19,718
Public Service Enterprise Group, Inc.	-	-	4,614	249,802	4,614	249,802
UGI Corp.	4,036	210,148	1,273	66,285	5,309	276,433
Vectren Corp.	-	-	295	21,078	295	21,078
Vistra Energy Corp. (2)	1,099	26,002	4	93	1,103	26,095

						3,627,583

Total Common Stocks (Cost $16,298,600, Cost $80,408,549, Combined Cost $96,707,149)						109,559,325	65.1%

Registered Investment Companies
iShares Core MSCI EAFE ETF (9)	36,743	2,328,404	136,531	8,651,969	173,274	10,980,373
iShares Core MSCI Emerging Markets ETF (9)	5,206	273,367	24,090	1,264,966	29,296	1,538,333
iShares Core U.S. Aggregate Bond ETF (9)	13,139	1,396,938	72,302	7,687,149	85,441	9,084,087

Total Registered Investment Companies (Cost $3,916,398, Cost $17,245,890, Combined Cost $21,162,288)						21,602,793	12.8%

Money Market Registered Investment Companies
Meeder Institutional Prime Money Market Fund, 1.96% (5)	3,048,076	3,048,076	28,956,306	28,956,306	32,004,382	32,004,382
Morgan Stanley Government Institutional Fund, 1.81% (4)	55,944	55,944	-	-	55,944	55,944

Total Money Market Registered Investment Companies (Cost $3,103,606, Cost $28,953,415, Combined Cost $32,057,021)						32,060,326	19.0%

Bank Obligations
First Merchants Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,219	249,219	249,219	249,219	498,438	498,438
Metro City Bank Deposit Account, 1.85%, 7/2/2018 (6)	249,223	249,223	249,223	249,223	498,446	498,446
Pacific Mercantile Bank Deposit Account, 1.83%, 7/2/2018 (6)	-	-	249,317	249,317	249,317	249,317
Pacific Premier Bank Deposit Account, 1.80%, 7/2/2018 (6)	249,181	249,181	249,182	249,182	498,363	498,363
Seacoast Community Bank Deposit Account, 1.85%, 7/2/2018 (6)	-	-	249,267	249,267	249,267	249,267

Total Bank Obligations (Cost $747,623, Cost $1,246,208, Combined Cost $1,993,831)						1,993,831	1.2%

Total Investments (Cost $24,066,227, Cost $127,854,062, Combined Cost $151,920,289)						165,216,275	98.1%
						-
Other Assets less Liabilities						3,140,954	1.9%
						-
Total Net Assets						168,357,229	100.0%

Trustee Deferred Compensation (7)
	Aggressive Allocation Fund Shares or Principal Amount ($)	Aggressive Allocation Fund Fair Value ($)	Dynamic Allocation Fund Shares or Principal Amount ($)	Dynamic Allocation Fund Fair Value ($)	Share Adjustments	Fair Value Adjustments	Pro Forma Combined Fund Shares or Principal Amount ($)	Pro Forma Combined Fund Fair Value ($)(1)
Meeder Aggressive Allocation Fund	2,211	23,525	4,033	42,911	(6,244)	(66,436)	-	-
Meeder Balanced Fund	1,126	13,017	2,020	23,351	-	-	3,146	36,368
Meeder Dynamic Allocation Fund	774	8,452	1,421	15,517	6,084	66,436	8,279	90,405
Meeder Muirfield Fund	1,098	8,345	2,092	15,899	-	-	3,190	24,244
Meeder Conservative Allocation Fund	314	6,955	574	12,714	-	-	888	19,669

Total Trustee Deferred Compensation (Cost $52,677, Cost $94,886, Combined Cost $147,563)								170,686

Futures Contracts
Index Futures	Expiration Date	Aggressive Allocation Fund Contracts	Aggressive Allocation Fund Notional Value of Contracts ($)	Aggressive Allocation Fund Value and Unrealized Appreciation/ (Depreciation)($)	Dynamic Allocation Fund Contracts	Dynamic Allocation Fund Notional Value of Contracts ($)	Dynamic Allocation Fund Value and Unrealized Appreciation/ (Depreciation)($)	Pro Forma Combined Fund Contracts	Pro Forma Combined Fund Notional Value of Contracts ($)	Pro Forma Combined Fund Value and Unrealized Appreciation/ (Depreciation)($)(1)

Mini MSCI EAFE Index Futures	9/21/2018	24	2,346,480	(83,768)	183	17,891,910	(623,412)	207	20,238,390	(707,180)
Mini MSCI Emerging Markets Index Futures	9/21/2018	16	850,640	(56,124)	95	5,050,675	(331,277)	111	5,901,315	(387,401)
Russell 2000 Mini Index Futures	9/21/2018	2	164,750	(2,783)	-	-	-	2	164,750	(2,783)
E-mini Standard & Poors MidCap 400 Futures	9/21/2018	3	586,830	(14,031)	-	-	-	3	586,830	(14,031)
Standard & Poors 500 Mini Futures	9/21/2018	-	-	-	60	8,164,800	(176,624)	60	8,164,800	(176,624)

Total Futures Contracts		45	3,948,700	(156,706)	338	31,107,385	(1,131,313)	383	35,056,085	(1,288,019)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$163,222,444	$(1,288,019)
Level 2 - Other Significant Observable Inputs	1,993,831	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$165,216,275	$(1,288,019)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Financial Statements, June 30, 2018 (Unaudited)

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2018.

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 2,398,080 shares of the Survivor Fund had the Reorganization occurred on June 30, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Survivor Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of As of Date
Meeder Aggressive Allocation Fund (Target Fund)	$142,136,834	June 30, 2018
Meeder Dynamic Allocation Fund (Survivor Fund)	$26,220,395	June 30, 2018
Meeder Dynamic Allocation Fund (Pro Forma Combined Fund)	$168,357,229	June 30, 2018

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2018 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization. All other pro forma adjustments reflect changes pursuant to economies of scale savings and/or the elimination of redundant fees or expenses.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Administration fees	$(6,471)	-
Fund Accounting fees	(30,771)	(0.02%)
Transfer Agent fees	-	-
Professional fees	(19,378)	(0.01%)
Compliance expense	(4,770)	-
Registration fees	(68,841)	(0.04%)
Custody fees	-	-
Printing and filing fees	-	-
Trustee fees	(598)	-
Miscellaneous fees	(26,346)	(0.02%)
Total Pro Forma Net Expense Adjustment	$(157,176)	(0.09%)

Note 4 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The Survivor Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

Note 5 — Capital Loss Carryforwards

At December 31, 2017, neither the Target Fund nor the Survivor Fund had any capital loss carryforwards.

 Part C

Other Information

ITEM 15. Indemnification

Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

ITEM 16. Exhibits

(1) (i) Declaration of Trust, effective December 30, 1991 -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(ii) Amended Section 9.6 of Article IX of the Declaration of Trust -- filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 28, 2018, which exhibit is incorporated herein by reference.

(2) By-Laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(3) Not applicable.

(4) Plan of Reorganization, dated September 28, 2018, is included as Exhibit A.

(5) Instruments Defining Rights of Security Holders. None other than Articles V, VI and VII of the Registrant’s Declaration of Trust and Article II of the Registrant’s By-Laws, which exhibit is incorporated herein by reference.

(6) Amended and Restated Investment Advisory Agreement between Meeder Funds and Meeder Asset Management, Inc. effective April 30, 2018 -- filed as an exhibit to Registrant's Post-Effective Amendment No. 91 on April 30, 2018, which exhibit is incorporated herein by reference.

(7) Amended and Restated Distribution Agreement between the Meeder Funds and Adviser Dealer Services, Inc. effective September 30, 2017 -- filed as an exhibit to Registrant's Post-Effective Amendment No. 88 on September 21, 2017, which exhibit is incorporated herein by reference.

(8) Deferred Compensation Plan for Independent Trustees – filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated by reference.

(9) Custodian Agreement between the Registrant and The Huntington National Bank – filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 on April 30, 2004, which exhibit is incorporated by reference herein.

(10) (i) Amended and Restated Shareholder Distribution Plan dated September 15, 2016 -- filed as an exhibit to the Registrant's 86th Post-Effective Amendment to Form N-1A with the Commission on April 28, 2017, which exhibit is incorporated herein by reference;

(ii) Amended and Restated Meeder Funds Multiple Class Plan Pursuant to Rule 13f-3 dated August 5, 2016 -- filed as an exhibit to the Registrant’s Post-Effective Amendment No. 81 filed on August 15, 2016, which exhibit is incorporated herein by reference.

(11) Opinion and Consent of Counsel -- filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 28, 2018, which exhibit is incorporated herein by reference.

(12) Form of Tax Opinion and Consent of Counsel to be filed by post-effective amendment to this Registration Statement.

(13) (i) Amended and Restated Administration Agreement between the Meeder Funds and Mutual Funds Service Co. dated September 21, 2017 -- filed as an exhibit to Registrant's Post-Effective Amendment No. 88 on September 21, 2017, which exhibit is incorporated herein by reference.

(ii) Amended and Restated Transfer Agency and Service Agreement between the Meeder Funds and Mutual Funds Service Co. effective September 30, 2017 -- filed as an exhibit to Registrant's Post-Effective Amendment No. 88 on September 21, 2017, which exhibit is incorporated herein by reference.

(iii) Amended and Restated Shareholder Services Plan adopted August 5, 2016 -- filed as an exhibit to Registration’s Post-Effective Amendment No. 81 on August 15, 2016, which exhibit is incorporated here by reference.

(iv) Compliance Support Services Agreement dated September 21, 2017 -- filed as an exhibit to Registration’s Post-Effective Amendment No. 91 on April 30, 2018, which exhibit is incorporated here by reference.

(v) Meeder Funds Fee Waiver Agreement dated October 18, 2018 is filed herewith.

(vi) Meeder Funds Expense Limitation Agreement dated April 30, 2018 -- filed as an exhibit to Registration’s Post-Effective Amendment No. 91 on April 30, 2018, which exhibit is incorporated here by reference.

(14) Independent Auditors Letter of Consent -- filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 28, 2018, which exhibit is incorporated herein by reference.

(15) None.

(16) Powers of Attorney -- filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 28, 2018, which exhibit is incorporated herein by reference.

(17) None.

ITEM 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations upon the closing of the reorganization and within a reasonable time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, State of Ohio, on the 26th day of October, 2018.

Meeder Funds

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr. President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 26th day of October, 2018.

Meeder Funds

/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President, Principal Executive Officer, and Trustee

/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer, Principal Financial Officer, and Principal Accounting Officer

/s/ Stuart M. Allen*
Stuart M. Allen, Trustee

/s/ Anthony V. D’Angelo*
Anthony V. D’Angelo, Trustee

/s/ Jeffrey R. Provence*
Jeffrey R. Provence, Trustee

*By:	/s/ Dale W. Smith
Dale W. Smith
Executed by Dale W. Smith on behalf of those indicated pursuant to Powers of Attorney filed herewith.

Exhibits

12	Form of Tax Opinion and Consent of Counsel to be filed by post-effective amendment to this Registration Statement.
13(v)	Meeder Funds Fee Waiver Agreement